UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1.	Report to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2018

THRIVENT CORE FUNDS

THRIVENT CORE EMERGING MARKETS DEBT FUND

Kent L. White, CFA, and Cortney L. Swensen, CFA , Portfolio Co-Managers

The Fund seeks to maximize total return while providing high current income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investments purposes) in sovereign and corporate debt securities of issuers in emerging market countries. An “emerging market” country is any country determined by Thrivent Asset Management, LLC to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. These emerging market countries include every nation in the world except the U.S., Canada, Israel, Japan, Australia, New Zealand, Hong Kong, Singapore and all nations typically considered part of Western Europe. At times, the Fund may have a significant amount of its assets invested in a particular country or geographic region. The Fund primarily invests in the emerging market sovereign debt of countries covered by the Bloomberg Barclays EM USD Aggregate Index (the Fund’s benchmark index), but will also invest in the sovereign debt, quasi-sovereign debt and corporate bonds of emerging market countries outside of the benchmark where the Adviser finds attractive opportunities. The Fund may invest in investment-grade and high yield (i.e., “junk bond”) securities, which may include the lowest-rated bonds, including those in default. The Fund may invest in derivatives or other investments whose return is based on the return of an emerging market security, including exchange-traded funds (“ETFs”).

Bond Quality Ratings Distributions

Major Market Sectors (% of Net Assets)
Foreign Government	95.5%
Energy	2.1%

Top 10 Countries
(% of Net Assets)
Indonesia	10.2%
Turkey	8.9%
Argentina	8.9%
Mexico	7.7%
Russia	6.9%
Saudi Arabia	5.2%
Colombia	4.5%
South Africa	4.3%
Brazil	4.2%
Qatar	4.2%
Investments in securities in these countries represent 65.0% of the total net assets of the Fund.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned. Bond Quality Ratings Distributions exclude collateral held for securities loaned.

THRIVENT CORE INTERNATIONAL EQUITY FUND

Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers

The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investments purposes) in equity securities. At least 65% of the Fund’s net assets will be invested in equity securities of issuers in international developed market countries. Developed market countries are countries covered by the MSCI EAFE + Canada Index, an international developed markets equity index (the Fund’s benchmark index). The Fund will primarily invest in the common stocks of mid- and large-capitalization companies represented in its benchmark, but may also invest in small capitalization companies. The Fund may invest in securities denominated in various currencies. The Fund may invest in derivatives or other investments whose return is based on the return of developed market equity securities, such as equity index futures.

Portfolio Composition (% of Portfolio)
Common Stock	99.5%
Short-Term Investments	0.3%
Preferred Stock	0.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Industrials	17.7%
Materials	15.3%
Financials	14.8%
Consumer Discretionary	14.3%
Consumer Staples	8.5%
Health Care	6.8%
Energy	6.2%
Information Technology	5.9%
Telecommunications Services	5.6%
Utilities	2.5%

Top 10 Countries
(% of Net Assets)
Japan	25.7%
United Kingdom	17.8%
France	7.3%
Germany	6.9%
Switzerland	6.1%
Canada	5.5%
Australia	5.6%
Netherlands	5.5%
Sweden	5.0%
Denmark	3.6%
Investments in securities in these countries represent 89.0% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.

The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned. The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT CORE LOW VOLATILITY EQUITY FUND

Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers

The Fund seeks to provide long-term capital appreciation with lower volatility relative to the domestic equity market. The Fund’s investment objective may be changed without shareholder approval.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investments purposes) in equity securities. The Adviser focuses mainly on the common stocks of domestic companies of any market capitalization, including small- and mid-cap sized companies. In seeking to achieve the Fund’s investment objective, the Adviser employs investment management techniques to identify securities that exhibit low volatility returns. Volatility refers to the variation in security and market prices over time. Over a full market cycle, the Fund seeks to produce returns similar to the MSCI USA Minimum Volatility (USD) Index (the Fund’s benchmark index).

Portfolio Composition
(% of Portfolio)
Common Stock	99.9%
Short-Term Investments	0.1%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Information Technology	21.0%
Financials	15.7%
Health Care	14.9%
Industrials	13.6%
Consumer Staples	12.6%
Consumer Discretionary	7.9%
Utilities	6.8%
Real Estate	2.1%
Telecommunications Services	2.1%
Materials	1.8%

Top 10 Holdings
(% of Net Assets)
Intuit, Inc.	2.2%
Public Service Enterprise Group, Inc.	2.2%
NextEra Energy, Inc.	2.1%
McDonald’s Corporation	2.1%
Allstate Corporation	2.1%
Eli Lilly and Company	2.1%
UnitedHealth Group, Inc.	2.1%
Home Depot, Inc.	2.1%
Verizon Communications, Inc.	2.1%
Aflac, Inc.	2.1%
These securities represent 21.2% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned. The Portfolio Composition chart excludes collateral held for securities loaned.

THRIVENT CORE SHORT-TERM RESERVE FUND

William D. Stouten, Portfolio Manager

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

The Fund invests primarily in investment-grade, fixed-income securities. Although the value of the Fund’s shares will fluctuate, Thrivent Asset Management seeks to manage the magnitude of fluctuation by limiting the Fund’s weighted-average-maturity to 90 days or less. Weighted-average-maturity measures the price sensitivity of a fixed-income security to changes in interest rates. Allowable investments consist primarily of U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; time deposits, repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed income securities.

Portfolio Composition
(% of Portfolio)
Short-Term Investments	100.0%

Total	100.0%

Major Market Sectors
(% of Net Assets)
Financials	41.3%
Consumer Non-Cyclical	13.3%
Foreign	8.9%
Asset-Backed Securities	7.9%
Utilities	5.4%
Energy	5.1%
Consumer Cyclical	4.8%
Communications Services	4.6%
Capital Goods	3.4%
Technology	1.7%

Top 10 Holdings
(% of Net Assets)
Macquarie Bank, Ltd.	1.0%
PepsiCo, Inc.	0.9%
Pfizer, Inc.	0.9%
National Australia Bank, Ltd.	0.8%
American Honda Finance Corporation	0.7%
Erste Abwicklungsanstalt	0.7%
Kells Funding, LLC	0.7%
KFW	0.7%
Ford Credit Auto Lease Trust	0.6%
Cisco Systems, Inc.	0.6%

These securities represent 7.6% of the total net assets of the Fund.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017 - 4/30/2018*	Annualized Expense Ratio
Thrivent Core Emerging Markets Debt Fund
Actual	$1,000	$972	$0.29	0.06%
Hypothetical**	$1,000	$1,024	$0.30	0.06%
Thrivent Core International Equity Fund
Actual	$1,000	$1,026	$0.47	0.10%
Hypothetical**	$1,000	$1,024	$0.50	0.10%
Thrivent Core Low Volatility Equity Fund
Actual	$1,000	$990	$0.20	0.12%
Hypothetical**	$1,000	$1,024	$0.60	0.12%
Thrivent Core Short-Term Reserve Fund
Actual	$1,000	$1,008	$0.05	0.01%
Hypothetical**	$1,000	$1,025	$0.05	0.01%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Core International Equity Fund and Core Low Volatility Equity Fund expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 168/365 and 62/365, respectively, to reflect the inception date short period.
**	Assuming 5% annualized total return before expenses.

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Argentina (8.9%)
	Argentina Government International Bond
$3,250,000	7.125%, 6/28/2117[a]	$2,887,625
6,375,000	6.875%, 4/22/2021	6,690,562
3,865,000	5.625%, 1/26/2022	3,897,852
2,000,000	4.625%, 1/11/2023	1,909,000
11,702,000	7.500%, 4/22/2026	12,263,696
5,000,000	6.875%, 1/26/2027	4,975,000
4,000,000	5.875%, 1/11/2028	3,664,000
7,973,407	8.280%, 12/31/2033	8,551,479
2,103,057	8.280%, 12/31/2033	2,202,952
7,963,066	2.500%, 12/31/2038[b]	5,195,901
3,671,000	7.625%, 4/22/2046	3,542,515
1,500,000	6.875%, 1/11/2048	1,332,750

	Total	57,113,332

Bahrain (3.0%)
	Bahrain Government International Bond
2,000,000	5.875%, 1/26/2021[a]	2,009,376
2,500,000	6.125%, 7/5/2022[a]	2,510,250
4,000,000	6.125%, 8/1/2023[a]	3,990,000
2,000,000	6.875%, 10/5/2025[a]	1,992,500
3,500,000	7.000%, 1/26/2026[a]	3,468,955
1,000,000	7.000%, 10/12/2028[a]	953,464
2,500,000	6.750%, 9/20/2029[a]	2,304,000
3,000,000	7.500%, 9/20/2047[a]	2,709,984

	Total	19,938,529

Brazil (4.2%)
	Brazil Government International Bond
4,800,000	2.625%, 1/5/2023	4,516,800
6,911,000	6.000%, 4/7/2026	7,470,791
2,000,000	8.250%, 1/20/2034	2,473,020
5,005,000	7.125%, 1/20/2037	5,705,700
5,500,000	5.000%, 1/27/2045	4,757,500
2,000,000	5.625%, 2/21/2047	1,882,000

	Total	26,805,811

Cayman Islands (1.9%)
	Dubai DOF Sukuk, Ltd.
2,000,000	3.875%, 1/30/2023	1,988,148
	KSA Sukuk, Ltd.
4,000,000	2.894%, 4/20/2022[a]	3,854,320
2,500,000	3.628%, 4/20/2027[a]	2,366,015
	RAK Capital
2,000,000	3.094%, 3/31/2025	1,883,760
	Sharjah Sukuk, Ltd.
2,000,000	3.839%, 1/27/2021	2,010,000

	Total	12,102,243

Colombia (4.5%)
	Colombia Government International Bond
3,870,000	4.375%, 7/12/2021	3,966,750
5,000,000	2.625%, 3/15/2023	4,730,000
910,000	4.000%, 2/26/2024	907,725
3,875,000	3.875%, 4/25/2027	3,739,375
4,000,000	7.375%, 9/18/2037	5,070,000
2,000,000	6.125%, 1/18/2041	2,260,000
7,705,000	5.625%, 2/26/2044	8,259,760

	Total	28,933,610

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Croatia (2.7%)
	Croatia Government International Bond
$2,650,000	6.750%, 11/5/2019[a]	$2,782,500
4,000,000	6.625%, 7/14/2020[a]	4,264,000
4,500,000	6.375%, 3/24/2021[a]	4,828,500
2,000,000	5.500%, 4/4/2023[a]	2,121,020
3,021,000	6.000%, 1/26/2024[a]	3,292,213

	Total	17,288,233

Dominican Republic (3.0%)
	Dominican Republic Government International Bond
2,000,000	7.500%, 5/6/2021[a]	2,113,000
1,500,000	6.600%, 1/28/2024[a]	1,597,500
3,500,000	5.500%, 1/27/2025[a]	3,512,250
3,000,000	6.875%, 1/29/2026[a]	3,250,500
2,000,000	5.950%, 1/25/2027[a]	2,045,000
4,000,000	7.450%, 4/30/2044[a]	4,380,000
2,000,000	6.850%, 1/27/2045[a]	2,065,000
1,000,000	6.500%, 2/15/2048[a]	993,500

	Total	19,956,750

Hungary (2.5%)
	Hungary Government International Bond
3,000,000	6.250%, 1/29/2020	3,150,000
2,500,000	6.375%, 3/29/2021	2,693,750
5,950,000	5.750%, 11/22/2023	6,491,450
2,000,000	5.375%, 3/25/2024	2,150,000
1,500,000	7.625%, 3/29/2041	2,111,070

	Total	16,596,270

Indonesia (10.2%)
	Indonesia Government International Bond
5,750,000	4.875%, 5/5/2021[a]	5,956,327
4,650,000	3.750%, 4/25/2022[a]	4,634,376
2,500,000	3.375%, 4/15/2023[a]	2,428,210
6,197,000	5.875%, 1/15/2024[a]	6,732,185
575,000	4.125%, 1/15/2025[a]	573,756
6,100,000	4.750%, 1/8/2026[a]	6,290,546
3,000,000	4.100%, 4/24/2028	2,943,558
5,000,000	8.500%, 10/12/2035[a]	7,003,810
2,000,000	6.625%, 2/17/2037[a]	2,383,932
2,000,000	7.750%, 1/17/2038[a]	2,662,974
3,226,000	6.750%, 1/15/2044[a]	4,001,405
1,700,000	5.125%, 1/15/2045[a]	1,721,937
4,000,000	5.950%, 1/8/2046[a]	4,533,728
1,200,000	5.250%, 1/8/2047[a]	1,239,271
1,500,000	4.350%, 1/11/2048	1,394,521
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%, 3/29/2021[a]	2,972,400
2,500,000	4.350%, 9/10/2024[a]	2,518,000
3,500,000	4.150%, 3/29/2027[a]	3,408,125
2,000,000	4.400%, 3/1/2028[a]	1,977,600

	Total	65,376,661

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Kuwait (1.2%)
	Kuwait Government International Bond
$3,500,000	2.750%, 3/20/2022[a]	$3,390,625
5,000,000	3.500%, 3/20/2027[a]	4,809,790

	Total	8,200,415

Mexico (7.7%)
	Mexico Government International Bond
5,590,000	5.750%, 10/12/2110	5,506,150
5,220,000	4.000%, 10/2/2023	5,272,200
1,215,000	3.600%, 1/30/2025	1,182,195
3,000,000	4.125%, 1/21/2026	2,988,000
5,781,000	4.150%, 3/28/2027	5,691,395
3,085,000	3.750%, 1/11/2028	2,906,070
1,000,000	6.750%, 9/27/2034	1,213,740
5,878,000	6.050%, 1/11/2040	6,459,922
6,000,000	5.550%, 1/21/2045	6,376,800
5,250,000	4.600%, 1/23/2046	4,811,625
	Petroleos Mexicanos
2,850,000	6.375%, 2/4/2021	2,999,625
2,500,000	6.500%, 3/13/2027	2,582,500

	Total	47,990,222

Netherlands (1.2%)
	Petrobras Global Finance BV
674,000	8.375%, 5/23/2021	759,177
3,000,000	5.299%, 1/27/2025[a]	2,948,250
3,500,000	7.375%, 1/17/2027	3,753,750

	Total	7,461,177

Oman (2.6%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[a]	2,902,500
3,000,000	4.125%, 1/17/2023[a]	2,853,300
5,000,000	4.750%, 6/15/2026[a]	4,656,500
2,000,000	5.375%, 3/8/2027[a]	1,904,648
3,000,000	5.625%, 1/17/2028[a]	2,864,916
2,000,000	6.750%, 1/17/2048[a]	1,882,796

	Total	17,064,660

Panama (3.0%)
	Panama Government International Bond
1,000,000	4.500%, 4/16/2050	965,700
2,000,000	9.375%, 1/16/2023	2,515,000
3,000,000	3.750%, 3/16/2025	2,977,500
1,500,000	8.875%, 9/30/2027	2,043,750
1,688,000	9.375%, 4/1/2029	2,401,180
5,079,000	6.700%, 1/26/2036	6,272,565
1,500,000	4.500%, 5/15/2047	1,462,500

	Total	18,638,195

Peru (1.8%)
	Peru Government International Bond
2,650,000	5.625%, 11/18/2050	3,095,200
1,000,000	7.350%, 7/21/2025	1,228,000
5,000,000	8.750%, 11/21/2033	7,362,500

	Total	11,685,700

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Philippines (2.7%)
	Philippines Government International Bond
$2,000,000	4.000%, 1/15/2021	$2,044,500
5,025,000	7.750%, 1/14/2031	6,755,756
2,625,000	6.375%, 10/23/2034	3,293,073
1,000,000	5.000%, 1/13/2037	1,096,909
3,720,000	3.950%, 1/20/2040	3,619,638

	Total	16,809,876

Poland (1.2%)
	Poland Government International Bond
4,000,000	5.000%, 3/23/2022	4,244,160
3,000,000	4.000%, 1/22/2024	3,072,198

	Total	7,316,358

Qatar (4.2%)
	Qatar Government International Bond
2,000,000	5.250%, 1/20/2020[a]	2,061,200
6,000,000	4.500%, 1/20/2022[a]	6,150,000
5,000,000	3.250%, 6/2/2026[a]	4,673,000
1,000,000	4.500%, 4/23/2028[a]	998,104
2,000,000	9.750%, 6/15/2030[a]	2,932,560
2,000,000	5.750%, 1/20/2042[a]	2,196,000
1,250,000	4.625%, 6/2/2046[a]	1,175,000
4,000,000	5.103%, 4/23/2048[a]	3,964,600
	SoQ Sukuk A QSC
2,500,000	3.241%, 1/18/2023	2,430,665

	Total	26,581,129

Russia (6.9%)
	Russia Government International Bond
9,100,000	5.000%, 4/29/2020[a]	9,304,695
2,000,000	4.500%, 4/4/2022[a]	2,029,064
600,000	4.875%, 9/16/2023[a]	621,000
7,600,000	4.750%, 5/27/2026	7,720,156
4,000,000	4.250%, 6/23/2027[a]	3,903,768
2,000,000	12.750%, 6/24/2028[a]	3,232,352
1,000,000	4.375%, 3/21/2029[a]	968,516
1,335,000	7.500%, 3/31/2030[a]	1,489,246
6,600,000	5.625%, 4/4/2042[a]	6,916,800
8,000,000	5.250%, 6/23/2047[a]	7,751,392

	Total	43,936,989

Saudi Arabia (5.2%)
	Saudi Arabia Government International Bond
2,500,000	2.375%, 10/26/2021[a]	2,396,150
3,000,000	2.875%, 3/4/2023[a]	2,861,754
2,000,000	4.000%, 4/17/2025[a]	1,971,476
5,000,000	3.250%, 10/26/2026[a]	4,614,920
6,000,000	3.625%, 3/4/2028[a]	5,612,580
5,000,000	4.500%, 4/17/2030[a]	4,932,000
5,250,000	4.500%, 10/26/2046[a]	4,744,079
4,000,000	4.625%, 10/4/2047[a]	3,660,000
3,000,000	5.000%, 4/17/2049[a]	2,876,970

	Total	33,669,929

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (97.6%)	Value
South Africa (4.3%)
	South Africa Government International Bond
$3,500,000	5.500%, 3/9/2020	$3,621,926
4,125,000	5.875%, 5/30/2022	4,395,749
2,000,000	4.665%, 1/17/2024	1,990,440
2,500,000	5.875%, 9/16/2025	2,623,645
4,100,000	4.875%, 4/14/2026	4,026,872
1,500,000	4.850%, 9/27/2027	1,452,834
4,000,000	4.300%, 10/12/2028	3,672,176
500,000	6.250%, 3/8/2041	521,528
5,200,000	5.650%, 9/27/2047	4,982,640

	Total	27,287,810

Sri Lanka (1.5%)
	Sri Lanka Government International Bond
1,500,000	6.250%, 10/4/2020[a]	1,548,729
1,500,000	5.750%, 1/18/2022[a]	1,511,117
1,500,000	5.875%, 7/25/2022[a]	1,512,242
1,000,000	5.750%, 4/18/2023[a]	993,676
2,000,000	6.850%, 11/3/2025[a]	2,042,712
1,500,000	6.200%, 5/11/2027[a]	1,447,233
1,000,000	6.750%, 4/18/2028[a]	995,110

	Total	10,050,819

Turkey (8.9%)
	Turkey Government International Bond
1,500,000	7.500%, 11/7/2019	1,580,895
4,750,000	7.000%, 6/5/2020	5,016,019
2,500,000	5.625%, 3/30/2021	2,578,230
4,000,000	5.125%, 3/25/2022	4,044,200
8,000,000	5.750%, 3/22/2024	8,110,160
1,250,000	7.375%, 2/5/2025	1,369,915
3,000,000	4.250%, 4/14/2026	2,709,996
2,042,000	4.875%, 10/9/2026	1,907,228
4,300,000	6.000%, 3/25/2027	4,315,738
1,000,000	6.125%, 10/24/2028	997,500
2,500,000	8.000%, 2/14/2034	2,871,265
6,839,000	6.875%, 3/17/2036	7,023,735
5,935,000	6.750%, 5/30/2040	5,963,666
6,500,000	6.625%, 2/17/2045	6,337,500
3,000,000	5.750%, 5/11/2047	2,619,726

	Total	57,445,773

United Arab Emirates (2.4%)
	Abu Dhabi Government International Bond
3,000,000	2.500%, 10/11/2022[a]	2,868,180
3,000,000	3.125%, 5/3/2026[a]	2,828,328
5,500,000	3.125%, 10/11/2027[a]	5,093,132
4,000,000	4.125%, 10/11/2047[a]	3,652,848
	Dubai Government International Bond
1,000,000	7.750%, 10/5/2020	1,098,580

	Total	15,541,068

Principal Amount	Long-Term Fixed Income (97.6%)	Value
Uruguay (1.9%)
	Uruguay Government International Bond
$1,071,287	4.975%, 4/20/2055	$1,031,114
7,000,000	5.100%, 6/18/2050	6,877,500
1,000,000	4.500%, 8/14/2024	1,028,150
2,500,000	4.375%, 10/27/2027	2,518,750

	Total	11,455,514

	Total Long-Term Fixed Income (cost $655,008,156)	625,247,073

Shares or Principal Amount	Short-Term Investments (0.8%)
	Thrivent Core Short-Term Reserve Fund
531,751	2.120%	5,317,511

	Total Short-Term Investments (cost $5,317,511)	5,317,511

	Total Investments (cost $660,325,667) 98.4%	$630,564,584

	Other Assets and Liabilities, Net 1.6%	10,495,938

	Total Net Assets 100.0%	$641,060,522

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2018, the value of these investments was $274,073,912 or 42.8% of total net assets.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of April 30, 2018.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,873
Gross unrealized depreciation	(29,771,956)

Net unrealized appreciation (depreciation)	$(29,761,083)

Cost for federal income tax purposes	$660,325,667

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

EMERGING MARKETS DEBT FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2018, in valuing Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	13,043,302	–	13,043,302	–
Foreign Government	612,203,771	–	612,203,771	–

Subtotal Investments in Securities	$625,247,073	$–	$625,247,073	$–

Other Investments *	Total
Short-Term Investments	5,317,511

Subtotal Other Investments	$5,317,511

Total Investments at Value	$630,564,584

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 30, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 4/30/2018	Value 4/30/2018	% of Net Assets 4/30/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.120%	$3,193	$140,293	$138,168	532	$5,318	0.8%

Total Affiliated Short-Term Investments	3,193				5,318	0.8

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	2,118	2,118	–	–	–

Total Value	$3,193				$5,318

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 4/30/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.120%	$–	$–	$0	$50

Total Income from Affiliated Investments				$50

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	1

Total Affiliated Income from Securities Loaned, Net				$1

Total	$–	$–	$0

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Shares	Common Stock (99.1%)	Value
Australia (5.6%)
35,377	ASX, Ltd.	$1,555,267
321,042	Australia & New Zealand Banking Group, Ltd.	6,453,632
725,325	BHP Billiton, Ltd.	16,921,236
48,280	Carsales.com, Ltd.	518,205
294,632	DEXUS Property Group	2,095,284
1,032,321	FlexiGroup, Ltd.	1,596,185
473,067	GWA Group, Ltd.	1,365,814
37,778	Macquarie Group, Ltd.	3,076,565
3,800,328	Medibank Private, Ltd.	8,352,176
143,994	Monadelphous Group, Ltd.	1,741,568
27,946	Rio Tinto, Ltd.	1,663,178
295,507	Sandfire Resources NL	1,748,912

	Total	47,088,022

Austria (1.2%)
150,831	OMV AG	9,341,718
16,856	Verbund AG	522,016

	Total	9,863,734

Belgium (1.0%)
63,154	Solvay SA	8,782,841

	Total	8,782,841

Canada (5.5%)
40,632	Artis Real Estate Investment Trust	423,741
41,024	Canfor Corporation[a]	942,247
53,447	CGI Group, Inc.[a]	3,097,050
383,581	CI Financial Corporation	8,072,245
137,128	Empire Company, Ltd.	2,651,885
102,302	Genworth MI Canada, Inc.[b]	3,306,619
26,236	Hudbay Minerals, Inc.	183,291
6,526	Linamar Corporation	365,704
177,618	Lundin Mining Corporation	1,175,866
195,260	Magna International, Inc.	11,520,340
116,480	Methanex Corporation	7,035,392
118,285	National Bank of Canada	5,617,835
49,049	Power Corporation of Canada	1,165,532
150,382	Transcontinental, Inc.	3,167,046

	Total	48,724,793

Denmark (3.6%)
51,550	Danske Bank AS	1,794,050
517,712	Novo Nordisk AS	24,346,932
18,250	Rockwool International AS	5,502,134

	Total	31,643,116

Finland (1.8%)
427,050	UPM-Kymmene Oyj	15,237,812

	Total	15,237,812

France (7.3%)
17,612	BNP Paribas SA	1,359,633
110,645	Capgemini SA	15,220,955
14,269	Cie Generale des Etablissements Michelin	2,006,546
272,984	CNP Assurances[a]	6,992,132
8,174	Gaztransport Et Technigaz SA	506,754
20,962	Ipsos SA	798,043
5,464	LNA Sante	352,047
2,882	Nexity SA	180,212
394,976	Peugeot SA	9,725,714
52,199	Schneider Electric SEa	4,731,544

Shares	Common Stock (99.1%)	Value
France (7.3%) - continued
151,097	Total SA	$9,496,697
103,558	Vinci SAb	10,354,097

	Total	61,724,374

Germany (6.7%)
272,536	BASF SE	28,355,551
214,424	Evonik Industries AG	7,618,514
86,615	Freenet AG	2,749,492
68,863	Hannover Rueckversicherung SE	9,671,495
14,815	Henkel AG & Company KGaA	1,763,629
66,827	Hugo Boss AG	6,264,741
57,310	ProSiebenSat.1 Media AG	2,079,093

	Total	58,502,515

Hong Kong (1.3%)
535,000	Hang Lung Properties, Ltd.	1,266,117
884,000	Hysan Development Company, Ltd.	5,145,033
276,000	Road King Infrastructure, Ltd.	523,273
225,000	Sun Hung Kai Properties, Ltd.	3,623,500
84,000	Swire Pacific, Ltd.	830,030

	Total	11,387,953

Ireland (0.4%)
56,040	Seagate Technology plc	3,244,156

	Total	3,244,156

Israel (0.1%)
67,112	Plus500, Ltd.	1,304,133

	Total	1,304,133

Italy (0.6%)
55,677	Anima Holding SPA[c]	399,479
709,554	Banco BPM SPA[a]	2,573,794
229,505	Finecobank Banca Fineco SPA	2,732,891
10,409	Societa Iniziative Autostradali e Servizi SPA	220,494

	Total	5,926,658

Japan (25.7%)
27,500	AOKI Holdings, Inc.	421,935
12,900	Aozora Bank, Ltd.	520,407
68,500	Arcs Company, Ltd.	1,876,478
33,900	Asahi Glass Company, Ltd.	1,406,891
773,700	Astellas Pharmaceutical, Inc.	11,316,317
42,800	Autobacs Seven Company, Ltd.	807,950
161,400	Bridgestone Corporation	6,746,938
81,900	Canon, Inc.	2,817,294
2,300	Central Glass Company, Ltd.	54,493
34,900	Chiyoda Company, Ltd.	838,872
34,300	Dai Nippon Printing Company, Ltd.	738,556
343,600	Daicel Corporation	3,964,546
55,500	DCM Holdings Company, Ltd.	552,234
538,300	Honda Motor Company, Ltd.	18,509,962
59,900	Inaba Denki Sangyo Company, Ltd.	2,569,145
336,400	Japan Tobacco, Inc.	9,042,836
66,200	JSR Corporation	1,247,080
128,000	Kaneka Corporation	1,264,802
43,000	KDDI Corporation	1,154,275
820,700	Konica Minolta Holdings, Inc.	7,044,735
306,500	Kuraray Company, Ltd.	5,104,501
91,400	Kyocera Corporation	5,839,838
174,800	Kyoei Steel, Ltd.	3,639,932
52,300	KYORIN Holdings, Inc.	1,022,713

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Shares	Common Stock (99.1%)	Value
Japan (25.7%) - continued
63,200	Lawson, Inc.	$4,175,061
12,600	Ministop Company, Ltd.	261,411
92,000	Mitsuboshi Belting, Ltd.	1,049,386
2,397,900	Mizuho Financial Group, Inc.	4,338,369
79,000	NEC Networks & System Integration Corporation	2,066,989
47,600	NHK Spring Company, Ltd.	526,011
52,900	Nippon Kayaku Company, Ltd.	661,925
600	Nippon Shokubai Company, Ltd.	40,770
114,800	Nippon Telegraph & Telephone Corporation	5,447,855
1,648,000	Nissan Motor Company, Ltd.	17,337,735
152,000	Nitto Kogyo Corporation	2,609,295
888,200	NTT DOCOMO, Inc.	22,945,768
457,200	Osaka Gas Company, Ltd.	9,845,332
24,200	Plenus Company, Ltd.[b]	417,116
30,100	Ryoyo Electro Corporation	498,382
65,100	Sangetsu Company, Ltd.	1,343,503
176,000	Sankyo Company, Ltd.	6,170,061
8,400	Sanyo Special Steel Company, Ltd.	213,722
35,900	Senshu Ikeda Holdings, Inc.	141,574
22,100	Seven & I Holdings Company, Ltd.	973,744
37,500	SHIMAMURA Company, Ltd.	4,363,999
442,100	Shinko Electric Industries Company, Ltd.	3,439,443
65,400	ShinMaywa Industries, Ltd.	732,970
27,400	Sony Financial Holdings, Inc.	499,882
520,000	Sumitomo Electric Industries, Ltd.	7,960,719
136,600	Sumitomo Rubber Industries, Ltd.	2,439,359
22,300	Taikisha, Ltd.	777,668
22,500	Taiyo Holdings Company, Ltd.	956,130
12,800	Takara Standard Company, Ltd.	217,519
104,900	Toagosei Company, Ltd.	1,237,949
331,900	Tokyo Gas Company, Ltd.	8,906,646
60,700	Toppan Forms Company, Ltd.	678,031
528,000	Toppan Printing Company, Ltd.	4,415,228
257,700	Toyoda Gosei Company, Ltd.	6,506,668
238,000	Tsubakimoto Chain Company	2,062,353
213,400	TV Asahi Holdings Corporation	5,004,575
26,500	Yamato Kogyo Company, Ltd.	781,185
8,600	Yokohama Rubber Company, Ltd.	202,496
28,200	Yuasa Trading Company, Ltd.	901,358

	Total	221,650,917

Netherlands (5.5%)
68,231	Euronext NVc	4,891,077
51,017	ForFarmers BV	715,702
551,867	RELX NV	11,742,137
465,703	Unilever NV	26,698,056
50,275	Wolters Kluwer NV	2,720,367

	Total	46,767,339

Norway (2.2%)
293,967	DnB ASA	5,497,580
604,549	Telenor ASA	13,381,029
9,099	TGS Nopec Geophysical Company ASA	286,927

	Total	19,165,536

Portugal (0.1%)
71,534	Navigator Company SA	417,384

	Total	417,384

Shares	Common Stock (99.1%)	Value
Singapore (0.1%)
641,600	Wing Tai Holdings, Ltd.	$983,041

	Total	983,041

Spain (1.5%)
31,502	Amadeus IT Holding SA	2,298,377
1,620,878	Banco de Sabadell SA	3,171,874
144,414	Bankinter SA	1,509,289
112,510	CaixaBank SA	547,121
82,711	Enagas SA	2,404,073
169,395	Mediaset Espana Comunicacion SAb	1,621,137

	Total	11,551,871

Sweden (5.0%)
469,742	Atlas Copco AB, Class A	18,369,891
302,994	Atlas Copco AB, Class B	10,739,167
154,666	Granges AB	2,163,569
49,055	JM AB	970,521
25,776	Loomis AB	938,680
45,406	Nobina ABc	297,980
91,963	Sandvik AB	1,568,009
403,435	SKF AB	8,167,470

	Total	43,215,287

Switzerland (6.1%)
130,984	Adecco SA	8,674,441
40,667	Ferguson plc	3,112,962
242,546	Novartis AG	18,669,813
49,447	Pargesa Holding SA	4,627,730
10,200	Roche Holding AG	2,266,312
41,486	Schindler Holding AG, Participation Certificate	8,566,305
557	SGS SA	1,352,757
47,778	TE Connectivity, Ltd.	4,383,631

	Total	51,653,951

United Kingdom (17.8%)
216,592	Barclays plc	617,530
137,184	Berkeley Group Holdings plc	7,680,158
611,345	BHP Billiton plc	13,035,444
2,662,944	BP plc	19,780,383
1,097,008	Direct Line Insurance Group plc	5,636,779
19,603	Hargreaves Lansdown plc	480,601
2,325,175	HSBC Holdings plc	23,149,552
204,778	Inchcape plc	2,045,820
80,142	Jupiter Fund Management plc	501,185
1,947,106	KCOM Group plc	2,680,598
237,477	Mondi plc	6,610,711
183,830	National Express Group plc	992,022
37,180	Next plc	2,685,762
56,037	Northgate plc	286,368
719,979	Old Mutual plc	2,480,394
434,189	PageGroup plc	3,204,601
338,812	RELX plc	7,241,477
11,083	Rio Tinto plc	604,093
51,557	Royal Dutch Shell plc, Class A	1,793,742
327,634	Royal Dutch Shell plc, Class B	11,696,237
1,191,184	Royal Mail plc	9,499,706
61,745	Schroders plc	2,793,397
114,297	Smiths Group plc	2,504,409
24,289	Spirax-Sarco Engineering plc	1,925,398
409,825	Unilever plc	22,988,077

	Total	152,914,444

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Shares	Common Stock (99.1%)	Value
United States (<0.1%)
17,783	Kulicke and Soffa Industries, Inc.[a]	$407,053

	Total	407,053

	Total Common Stock (cost $841,861,460)	852,156,930

Shares	Preferred Stock (0.2%)
Germany (0.2%)
13,201	Henkel AG & Company KGaA, 1.620%	1,677,644

	Total	1,677,644

	Total Preferred Stock (cost $1,774,643)	1,677,644

Shares	Collateral Held for Securities Loaned (1.8%)
15,455,901	Thrivent Cash Management Trust	15,455,901

	Total Collateral Held for Securities Loaned (cost $15,455,901)	15,455,901

Shares or Principal Amount	Short-Term Investments (0.3%)
	Thrivent Core Short-Term Reserve Fund
280,225	2.120%	2,802,251

	Total Short-Term Investments (cost $2,802,251)	2,802,251

	Total Investments (cost $861,894,255) 101.4%	$872,092,726

	Other Assets and Liabilities, Net (1.4%)	(12,184,039)

	Total Net Assets 100.0%	$859,908,687

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2018, the value of these investments was $5,588,536 or 0.6% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of April 30, 2018:

Securities Lending Transactions

Common Stock	$14,631,079

Total lending	$14,631,079
Gross amount payable upon return of collateral for securities loaned	$15,455,901

Net amounts due to counterparty	$824,822

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,513,986
Gross unrealized depreciation	(25,315,515)

Net unrealized appreciation (depreciation)	$10,198,471

Cost for federal income tax purposes	$861,894,255

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

INTERNATIONAL EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2018, in valuing Core International Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	123,071,091	11,520,340	111,550,751	–
Consumer Staples	71,146,879	–	71,146,879	–
Energy	52,902,458	–	52,902,458	–
Financials	127,428,004	–	127,428,004	–
Health Care	57,974,134	–	57,974,134	–
Industrials	152,222,570	–	152,222,570	–
Information Technology	50,876,108	8,034,840	42,841,268	–
Materials	131,608,583	7,035,392	124,573,191	–
Real Estate	14,890,019	–	14,890,019	–
Telecommunications Services	48,359,017	–	48,359,017	–
Utilities	21,678,067	–	21,678,067	–
Preferred Stock
Consumer Staples	1,677,644	–	1,677,644	–

Subtotal Investments in Securities	$853,834,574	$26,590,572	$827,244,002	$–

Other Investments *	Total
Short-Term Investments	2,802,251
Collateral Held for Securities Loaned	15,455,901

Subtotal Other Investments	$18,258,152

Total Investments at Value	$872,092,726

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 30, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in International Equity Fund, is as follows:

Fund	Value 11/14/2017	Gross Purchases	Gross Sales	Shares Held at 4/30/2018	Value 4/30/2018	% of Net Assets 4/30/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.120%	$–	$214,400	$211,598	280	$2,802	0.3%

Total Affiliated Short-Term Investments	–				2,802	0.3

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	60,331	44,875	15,456	15,456	1.8

Total Collateral Held for Securities Loaned	–				15,456	1.8

Total Value	$–				$18,258

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/14/2017 - 4/30/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.120%	$–	$–	$0	$39

Total Income from Affiliated Investments				$39

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	108

Total Affiliated Income from Securities Loaned, Net				$108

Total Value	$–	$–	$0

The accompanying Notes to Financial Statements are an integral part of this schedule.

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Shares	Common Stock (99.9%)	Value
Consumer Discretionary (7.9%)
816	Booking Holdings, Inc.[a]	$1,777,248
267,053	Comcast Corporation	8,382,794
92,380	Home Depot, Inc.	17,071,824
97,812	Liberty SiriusXM Group[a]	4,085,607
208,215	LKQ Corporation[a]	6,458,829
30,151	Lowe’s Companies, Inc.	2,485,347
104,060	McDonald’s Corporation	17,423,807
39,563	Starbucks Corporation	2,277,642
48,619	Walt Disney Company	4,877,944

	Total	64,841,042

Consumer Staples (12.6%)
260,790	Altria Group, Inc.	14,632,927
74,605	Archer-Daniels-Midland Company	3,385,575
48,886	Church & Dwight Company, Inc.	2,258,533
379,842	Coca-Cola Company	16,412,973
231,966	Conagra Brands, Inc.	8,598,980
3,225	Estee Lauder Companies, Inc.	477,590
410,755	Mondelez International, Inc.	16,224,823
160,767	PepsiCo, Inc.	16,227,821
235,071	Sysco Corporation	14,701,340
143,281	Tyson Foods, Inc.	10,043,998

	Total	102,964,560

Energy (1.4%)
79,069	Exxon Mobil Corporation	6,147,615
68,366	Occidental Petroleum Corporation	5,281,957

	Total	11,429,572

Financials (15.7%)
369,286	Aflac, Inc.	16,828,363
177,882	Allstate Corporation	17,400,417
15,734	American Express Company	1,553,732
50,489	American Financial Group, Inc.	5,716,365
121,569	Arthur J. Gallagher & Company	8,508,614
79,227	Berkshire Hathaway, Inc.[a]	15,348,647
155,846	Brown & Brown, Inc.	4,243,687
48,078	Cincinnati Financial Corporation	3,381,807
193,021	Loews Corporation	10,125,882
9,384	Markel Corporation[a]	10,604,295
139,499	Marsh & McLennan Companies, Inc.	11,369,168
142,826	Progressive Corporation	8,610,980
301,945	U.S. Bancorp	15,233,125

	Total	128,925,082

Health Care (14.9%)
52,314	Abbott Laboratories	3,041,013
1,720	Amgen, Inc.	300,105
158,118	Boston Scientific Corporation[a]	4,541,149
60,757	CIGNA Corporation	10,439,268
108,355	Danaher Corporation	10,870,174
44,382	Edwards Lifesciences Corporation[a]	5,652,491
213,121	Eli Lilly and Company	17,277,719
49,049	Hill-Rom Holdings, Inc.	4,209,876
47,800	IDEXX Laboratories, Inc.[a]	9,296,622
130,076	Johnson & Johnson	16,453,313
452,065	Pfizer, Inc.	16,550,100
26,530	Quest Diagnostics, Inc.	2,684,836
72,569	UnitedHealth Group, Inc.	17,155,312
44,529	Zoetis, Inc.	3,717,281

	Total	122,189,259

Shares	Common Stock (99.9%)	Value
Industrials (13.6%)
40,786	3M Company	$7,928,391
115,638	AMETEK, Inc.	8,071,532
62,319	Emerson Electric Company	4,138,605
46,241	General Dynamics Corporation	9,308,776
2,941	Harris Corporation	460,031
108,110	Honeywell International, Inc.	15,641,355
11,812	Hubbell, Inc.	1,226,794
37,291	Illinois Tool Works, Inc.	5,296,068
47,091	Lockheed Martin Corporation	15,108,677
18,311	Northrop Grumman Corporation	5,896,874
22,012	Raytheon Company	4,511,139
88,773	Republic Services, Inc.	5,741,838
181,918	Waste Connections, Inc.	13,152,671
190,163	Waste Management, Inc.	15,458,350

	Total	111,941,101

Information Technology (21.0%)
142,246	Automatic Data Processing, Inc.	16,796,408
68,353	Broadridge Financial Solutions, Inc.	7,328,125
213,276	CA, Inc.	7,422,005
40,918	CDW Corporation	2,917,044
144,536	Cisco Systems, Inc.	6,401,499
28,607	F5 Networks, Inc.[a]	4,665,516
58,331	Facebook, Inc.[a]	10,032,932
171,601	Fidelity National Information Services, Inc.	16,296,947
231,445	Fiserv, Inc.[a]	16,400,193
98,386	Intuit, Inc.	18,180,749
93,408	MasterCard, Inc.	16,651,844
79,743	Microsoft Corporation	7,457,565
356,379	Oracle Corporation	16,275,829
104,150	Synopsys, Inc.[a]	8,905,867
131,171	Visa, Inc.	16,642,976

	Total	172,375,499

Materials (1.8%)
369,152	Newmont Mining Corporation	14,503,982

	Total	14,503,982

Real Estate (2.1%)
23,519	American Tower Corporation	3,207,051
264,098	Brixmor Property Group, Inc.	3,932,419
37,758	Douglas Emmett, Inc.	1,407,240
146,418	First Industrial Realty Trust, Inc.	4,555,064
104,512	Liberty Property Trust	4,370,692

	Total	17,472,466

Telecommunications Services (2.1%)
343,877	Verizon Communications, Inc.	16,970,330

	Total	16,970,330

Utilities (6.8%)
58,294	Atmos Energy Corporation	5,065,165
217,314	Exelon Corporation	8,623,019
45,081	MDU Resources Group, Inc.	1,269,932
107,202	NextEra Energy, Inc.	17,571,480
338,978	Public Service Enterprise Group, Inc.	17,677,703
116,959	UGI Corporation	5,659,646

	Total	55,866,945

	Total Common Stock (cost $825,497,601)	819,479,838

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (0.1%)	Value
	Thrivent Core Short-Term Reserve Fund
41,404	2.120%	$414,037

	Total Short-Term Investments (cost $414,037)	414,037

	Total Investments (cost $825,911,638) 100.0%	$819,893,875

	Other Assets and Liabilities, Net <0.1%	395,311

	Total Net Assets 100.0%	$820,289,186

a	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,921,636
Gross unrealized depreciation	(23,939,399)

Net unrealized appreciation (depreciation)	($6,017,763)

Cost for federal income tax purposes	$825,911,638

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2018, in valuing Core Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	64,841,042	64,841,042	–	–
Consumer Staples	102,964,560	102,964,560	–	–
Energy	11,429,572	11,429,572	–	–
Financials	128,925,082	128,925,082	–	–
Health Care	122,189,259	122,189,259	–	–
Industrials	111,941,101	111,941,101	–	–
Information Technology	172,375,499	172,375,499	–	–
Materials	14,503,982	14,503,982	–	–
Real Estate	17,472,466	17,472,466	–	–
Telecommunications Services	16,970,330	16,970,330	–	–
Utilities	55,866,945	55,866,945	–	–

Subtotal Investments in Securities	$819,479,838	$819,479,838	$–	$–

Other Investments *	Total
Short-Term Investments	414,037

Subtotal Other Investments	$414,037

Total Investments at Value	$819,893,875

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended April 30, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Core Low Volatility Equity Fund, is as follows:

Fund	Value 2/28/2018	Gross Purchases	Gross Sales	Shares Held at 4/30/2018	Value 4/30/2018	% of Net Assets 4/30/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.120%	$–	$45,213	$44,799	41	$414	0.1%

Total Affiliated Short-Term Investments	–				414	0.1

Total Value	$–				$414

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 2/28/2018 - 4/30/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.120%	$–	$–	$–	$9

Total Income from Affiliated Investments				$9

Total	$–	$–	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Asset-Backed Securities (7.9%)[a]	Value
	Ally Auto Receivables Trust
$3,226,584	1.400%, 12/17/2018, Ser. 2017-5	$3,226,592
8,116,691	1.750%, 2/15/2019, Ser. 2017-1A	8,116,774
	ARI Fleet Lease Trust
25,996,313	1.950%, 3/15/2019, Ser. 2018-Ab	25,971,471
	Ascentium Equipment Receivables, LLC
7,909,036	1.450%, 11/13/2018, Ser. 2017-2Ab	7,899,623
30,000,000	2.500%, 5/10/2019, Ser. 2018-1Ab	30,000,000
	Bank of the West Auto Trust
47,760	1.350%, 10/15/2018, Ser. 2017-1[b]	47,760
	BMW Vehicle Lease Trust
1,834,134	1.350%, 10/22/2018, Ser. 2017-2	1,834,131
	Canadian Pacer Auto Receivables Trust
30,000,000	2.300%, 4/19/2019, Ser. 2018-1Ab	30,000,000
	CarMax Auto Owner Trust
3,699,280	1.350%, 11/15/2018, Ser. 2017-4	3,699,252
22,000,000	2.300%, 5/15/2019, Ser. 2018-2	22,000,000
	CCG Receivables Trust
8,394,935	1.850%, 2/14/2019, Ser. 2018-1[b]	8,395,100
	Daimler Trucks Retail Trust
17,413,086	2.200%, 4/15/2019, Ser. 2018-1[b]	17,413,397
	DLL Securitization Trust
5,856,816	1.500%, 11/15/2018, Ser. 2017-Ab	5,854,640
	Enterprise Fleet Financing, LLC
7,674,457	1.500%, 10/22/2018, Ser. 2017-3[b]	7,674,530
21,436,416	2.150%, 3/20/2019, Ser. 2018-1[b]	21,437,010
	Foursight Capital Automobile Receivables Trust
8,777,063	2.200%, 3/15/2019, Ser. 2018-1[b]	8,777,209
	GM Financial Consumer Automobile Receivables Trust
378,660	1.390%, 10/16/2018, Ser. 2017-3Ab	378,661
8,848,788	1.700%, 1/16/2019, Ser. 2018-1	8,848,856
30,000,000	2.300%, 4/16/2019, Ser. 2018-2	30,000,000
	Great America Leasing Receivables
11,124,309	1.850%, 2/15/2019, Ser. 2018-1[b]	11,124,529
	Honda Auto Receivables Owner Trust
7,268,729	1.430%, 12/21/2018, Ser. 2017-4	7,268,752

Principal Amount	Asset-Backed Securities (7.9%)[a]	Value
	Hyundai Auto Lease Securitization Trust
$5,837,724	1.420%, 11/15/2018, Ser. 2017-Cb	$5,837,740
7,101,112	1.950%, 3/15/2019, Ser. 2018-Ab	7,101,229
	John Deere Owner Trust
22,063,676	1.950%, 3/15/2019, Ser. 2018-A	22,064,179
	Kubota Credit Owner Trust
23,500,000	2.370%, 5/15/2019, Ser. 2018-1Ab,c	23,500,000
	Mercedes-Benz Auto Lease Trust
18,863,782	1.750%, 2/15/2019, Ser. 2018-A	18,863,989
	MMAF Equipment Finance LLC
5,833,745	1.500%, 12/14/2018, Ser. 2017-Bb	5,831,148
	Santander Retail Auto Lease Trust
6,752,324	1.500%, 11/20/2018, Ser. 2017-Ab	6,746,958
	Securitized Term Auto Receivables Trust
25,000,000	2.400%, 4/25/2019, Ser. 2018-1Ab,c	25,000,000
	Volvo Financial Equipment, LLC
15,464,146	1.850%, 2/15/2019, Ser. 2018-1Ab	15,464,401
	Wheels SPV 2, LLC
711,194	1.400%, 7/20/2018, Ser. 2017-1Ab	711,195
	World Omni Auto Receivables Trust
14,988,466	1.750%, 2/15/2019, Ser. 2018-A	14,988,619
9,000,000	2.250%, 4/15/2019, Ser. 2018-B	9,000,203
	World Omni Automobile Lease Securitization Trust
6,740,411	1.950%, 3/15/2019, Ser. 2018-A	6,736,810

	Total	421,814,758

Principal Amount	Basic Materials (1.6%)[a]	Value
	Dow Chemical Company
5,050,000	2.400%, 5/4/2018	5,048,776
	EI du Pont de Nemours & Company
7,483,000	2.200%, 5/10/2018[b]	7,478,388
6,463,000	2.340%, 5/29/2018[b]	6,450,953
	Glencore Funding, LLC
20,390,000	2.290%, 5/3/2018[b,d]	20,386,636
15,000,000	2.350%, 5/18/2018[b,d]	14,984,100
	International Paper Company
13,548,000	2.250%, 5/2/2018[b]	13,546,367
15,725,000	2.310%, 5/9/2018[b]	15,716,300

	Total	83,611,520

Principal Amount	Capital Goods (3.4%)[a]	Value
	General Dynamics Corporation
15,000,000	2.050%, 5/2/2018[b]	14,998,551
	General Electric Company
5,000,000	5.625%, 5/1/2018	5,000,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Capital Goods (3.4%)[a]	Value
$17,000,000	1.720%, 5/10/2018	$16,991,882
15,000,000	2.300%, 6/29/2018	14,949,250
	John Deere Canada, ULC
15,000,000	1.970%, 5/7/2018[b,d]	14,994,867
15,000,000	2.000%, 5/18/2018[b,d]	14,986,350
8,000,000	2.000%, 5/22/2018[b,d]	7,991,039
10,000,000	2.000%, 6/1/2018[b,d]	9,983,422
	John Deere Capital Corporation
15,000,000	2.000%, 5/30/2018[b]	14,976,750
18,900,000	2.901% (LIBOR 3M + 0.570%), 1/8/2019[e]	18,970,397
	Stanley Black & Decker, Inc.
23,700,000	2.250%, 5/2/2018[b]	23,697,394
11,920,000	2.250%, 5/10/2018[b]	11,913,282
	Waste Management, Inc.
6,550,000	2.180%, 5/17/2018[b,d]	6,543,019

	Total	175,996,203

Principal Amount	Communications Services (4.6%)[a]	Value
	CBS Corporation
23,000,000	2.400%, 5/1/2018[b]	22,998,619
20,800,000	2.400%, 5/21/2018[b]	20,772,360
10,000,000	2.280%, 5/22/2018[b]	9,986,042
15,000,000	2.300%, 5/25/2018[b]	14,976,031
	NBC Universal Enterprise, Inc.
22,000,000	2.280% , 5/16/2018[b,d]	21,977,951
	Rogers Communications, Inc.
20,000,000	2.330%, 5/3/2018[b,d]	19,996,375
15,000,000	2.290%, 5/10/2018[b,d]	14,990,754
20,341,000	2.200%, 5/15/2018[b,d]	20,321,930
25,000,000	2.300%, 5/22/2018[b,d]	24,965,106
	Time Warner, Inc.
18,950,000	2.400%, 5/1/2018[b,d]	18,948,862
10,000,000	2.410%, 5/7/2018[b,d]	9,995,722
	Verizon Communications, Inc.
10,000,000	2.350%, 5/14/2018[b]	9,991,273
18,000,000	2.270%, 5/17/2018[b]	17,980,799
15,000,000	2.200%, 5/23/2018[b]	14,978,054

	Total	242,879,878

Principal Amount	Consumer Cyclical (4.8%)[a]	Value
	American Honda Finance Corporation
25,000,000	2.150%, 6/26/2018[d]	24,923,525
15,000,000	2.150%, 7/18/2018[d]	14,933,837
25,000,000	2.150%, 7/23/2018[d]	24,881,700
10,000,000	2.230%, 7/25/2018[d]	9,951,386
35,424,000	2.165% (LIBOR 3M + 0.280%), 11/19/2018[d,e]	35,469,484
	Ford Credit Auto Lease Trust
32,000,000	2.300%, 5/15/2019, Ser. 2018-A	32,001,133
	Target Corporation
4,250,000	4.875%, 5/15/2018	4,253,517
	Toyota Credit Canada, Inc.
10,000,000	1.810%, 6/8/2018[d]	9,979,536
15,000,000	2.050%, 6/22/2018[d]	14,956,938
25,000,000	2.280%, 7/17/2018[d]	24,882,025
	Toyota Finance Australia, Ltd.
25,000,000	2.106% (LIBOR 1M + 0.210%), 10/9/2018[d,e]	24,985,875

Principal Amount	Consumer Cyclical (4.8%)[a]	Value
	Toyota Financial Services de Puerto Rico, Inc.
$3,690,000	1.900%, 6/29/2018	$3,677,823
	Toyota Motor Credit Corporation
20,000,000	1.780%, 5/7/2018	19,993,350
	Toyota Motor Financial Netherlands BV
15,000,000	2.047% (LIBOR 1M + 0.150%), 9/10/2018[d,e]	14,990,895

	Total	259,881,024

Principal Amount	Consumer Non-Cyclical (13.3%)[a]	Value
	Altria Group, Inc.
25,000,000	2.280%, 5/2/2018[d]	24,996,987
5,000,000	2.300%, 5/10/2018[d]	4,996,918
10,000,000	2.320%, 5/21/2018[d]	9,986,758
	Archer-Daniels-Midland Company
10,000,000	1.900%, 5/11/2018[b]	9,994,546
15,000,000	1.900%, 5/21/2018[b]	14,983,987
16,740,000	1.880%, 5/23/2018[b]	16,720,353
25,000,000	1.950%, 6/29/2018[b]	24,919,167
	Coca-Cola Company
10,000,000	1.730%, 5/17/2018[b]	9,991,420
15,000,000	1.770%, 6/18/2018[b]	14,960,984
25,000,000	1.900%, 6/20/2018[b]	24,932,142
10,000,000	1.940%, 6/26/2018[b]	9,969,410
16,932,000	2.190%, 8/23/2018[b]	16,812,573
10,000,000	2.270%, 9/13/2018[b]	9,913,564
10,000,000	2.270%, 9/24/2018[b]	9,905,226
	Diageo Capital plc
20,000,000	2.255%, 5/10/2018[b,d]	19,987,672
	GlaxoSmithKline Capital, Inc.
16,200,000	5.650%, 5/15/2018	16,220,899
	Golden Funding Corporation
10,000,000	1.900%, 5/2/2018[b,d]	9,999,050
10,400,000	1.930%, 5/7/2018[b,d]	10,396,441
8,103,000	2.000%, 5/21/2018[b,d]	8,094,114
2,056,000	2.080%, 5/23/2018[b,d]	2,053,513
6,238,000	2.200%, 6/13/2018[b,d]	6,222,744
3,885,000	2.370%, 7/18/2018[b,d]	3,865,843
25,000,000	2.400%, 8/8/2018[b,d]	24,835,556
21,500,000	2.400%, 8/30/2018[b,d]	21,324,623
	McDonald’s Corporation
25,000,000	2.250%, 5/21/2018[b]	24,966,896
15,000,000	2.200%, 6/1/2018[b]	14,969,000
	McKesson Corporation
17,667,000	2.200%, 5/7/2018[b]	17,659,442
	Medtronic Global Holdings SCA
10,000,000	2.080%, 5/31/2018[b,d]	9,981,529
	Merck & Company, Inc.
6,916,000	1.300%, 5/18/2018	6,912,369
18,506,000	2.233% (LIBOR 3M + 0.360%), 5/18/2018[e]	18,509,054
	Nestle Finance International, Ltd.
10,000,000	1.740%, 5/9/2018[d]	9,995,743
25,000,000	1.750%, 5/14/2018[d]	24,983,142
15,000,000	2.140%, 8/16/2018[d]	14,906,220
	Novartis Finance Corporation
20,000,000	1.900%, 5/1/2018[b,d]	19,999,054
5,000,000	1.930%, 5/14/2018[b,d]	4,996,531
4,930,000	1.930%, 5/16/2018[b,d]	4,926,071
10,000,000	1.930%, 5/21/2018[b,d]	9,989,442

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Consumer Non-Cyclical (13.3%)[a]	Value
	PepsiCo, Inc.
$46,407,000	2.348% (LIBOR 3M FLAT), 10/15/2018[e]	$46,409,644
9,875,000	2.494% (LIBOR 3M + 0.590%), 2/22/2019[e]	9,920,787
	Pfizer, Inc.
10,000,000	1.820%, 5/1/2018[b]	9,999,527
45,700,000	2.425% (LIBOR 3M + 0.300%), 6/15/2018[e]	45,708,925
	Philip Morris International, Inc.
15,000,000	1.850%, 5/8/2018[b]	14,994,173
12,774,000	5.650%, 5/16/2018	12,790,746
	Reckitt Benckiser Treasury Services plc
15,000,000	2.130%, 5/8/2018[b,d]	14,994,080
	Roche Holdings, Inc.
8,250,000	1.860%, 6/15/2018[b,d]	8,230,150
	Tyson Foods, Inc.
5,000,000	2.080%, 5/4/2018[b]	4,998,788
12,000,000	2.320%, 5/7/2018[b]	11,994,867
20,000,000	2.150%, 5/11/2018[b]	19,986,403
3,910,000	2.150%, 5/17/2018[b]	3,905,833

	Total	712,812,906

Principal Amount	Energy (5.1%)[a]	Value
	BP Capital Markets plc
25,000,000	2.150%, 6/19/2018[b,d]	24,926,042
25,000,000	2.150%, 6/20/2018[b,d]	24,924,385
15,000,000	2.130%, 6/25/2018[b,d]	14,949,670
	Chevron Corporation
9,223,000	2.350% (LIBOR 3M + 0.500%), 5/16/2018[e]	9,224,872
4,150,000	1.718% , 6/24/2018	4,146,604
11,730,000	2.360% (LIBOR 3M + 0.510%), 11/16/2018[e]	11,759,839
	Schlumberger Holdings Corporation
10,000,000	2.430%, 5/8/2018[b]	9,995,498
25,000,000	2.500%, 5/23/2018[b]	24,966,347
15,000,000	2.550%, 6/7/2018[b]	14,965,483
10,000,000	2.550%, 7/2/2018[b]	9,959,575
	Total Capital Canada, Ltd.
10,000,000	2.120%, 7/10/2018[b,d]	9,959,451
	Total Capital International SA
26,000,000	2.381% (LIBOR 3M + 0.570%), 8/10/2018[e]	26,043,656
	TransCanada American Investments, Ltd.
10,000,000	2.350%, 5/7/2018[b,d]	9,996,461
	TransCanada PipeLines, Ltd.
5,000,000	2.400%, 5/16/2018[b]	4,994,989
20,000,000	2.475%, 5/22/2018[b]	19,972,084
15,000,000	2.350%, 5/24/2018[b]	14,977,050
5,000,000	2.500%, 6/4/2018[b]	4,988,552
10,000,000	2.470%, 6/12/2018[b]	9,971,393
16,750,000	2.520%, 6/20/2018[b]	16,692,220

	Total	267,414,171

Principal Amount	Financials (41.3%)[a]	Value
	AllianceBernstein, LP
15,000,000	2.060%, 5/31/2018[b]	14,975,523
10,000,000	2.280%, 6/12/2018[b]	9,976,649

Principal Amount	Financials (41.3%)[a]	Value
	ANZ New Zealand International, Ltd. of London
$15,000,000	2.040%, 6/14/2018[b,d]	$14,965,125
13,000,000	2.077% (LIBOR 1M + 0.180%), 7/10/2018[b,d,e]	13,000,078
20,000,000	2.098% (LIBOR 1M + 0.200%), 8/23/2018[b,d,e]	19,992,100
	Australia & New Zealand Banking Group, Ltd.
3,231,000	1.800%, 5/29/2018[b]	3,226,380
10,000,000	2.046% (LIBOR 1M + 0.150%), 7/19/2018[b,e]	10,000,190
	Bank of America NA
11,675,000	1.750%, 6/5/2018	11,669,980
	Bank of Montreal Chicago
15,000,000	2.118% (LIBOR 1M + 0.240%), 11/5/2018[e]	14,991,360
	Bank of New York Mellon Corporation
5,575,000	1.600%, 5/22/2018	5,572,714
17,390,000	2.284% (LIBOR 3M + 0.380%), 5/22/2018[e]	17,393,204
20,143,000	2.333% (LIBOR 3M + 0.560%), 8/1/2018[e]	20,169,328
	Bank of Nova Scotia
10,000,000	2.538% (LIBOR 3M + 0.200%), 4/10/2019[e]	9,999,960
	Bank of Nova Scotia Houston
15,000,000	2.136% (LIBOR 1M + 0.240%), 10/17/2018[e]	14,991,885
	Barton Capital SA
12,865,000	2.140%, 6/21/2018[b,d]	12,826,366
	BB&T Corporation
15,000,000	2.050%, 6/19/2018	14,994,836
	BPCE SA
10,000,000	2.410%, 8/6/2018[b]	9,936,736
	Branch Banking and Trust Company
5,800,000	2.303% (LIBOR 3M + 0.530%), 5/1/2019[e]	5,821,753
	CAFCO, LLC
10,000,000	2.200%, 6/11/2018[b,d]	9,977,250
	Chariot Funding, LLC
25,000,000	1.820%, 5/21/2018[b]	24,972,583
20,000,000	1.840%, 6/6/2018[b]	19,959,506
8,980,000	2.170%, 6/12/2018[b]	8,958,591
20,000,000	2.220%, 6/19/2018[b]	19,943,694
25,000,000	1.870%, 6/20/2018[b]	24,928,069
10,000,000	1.860%, 7/2/2018[b]	9,963,285
15,000,000	1.870%, 7/5/2018[b]	14,941,535
	Charta, LLC
10,000,000	1.920%, 5/8/2018[b,d]	9,996,047
10,000,000	2.300%, 6/22/2018[b,d]	9,969,878
15,000,000	2.460%, 10/15/2018[b,d]	14,825,280
	Ciesco, LLC
14,190,000	1.870%, 6/18/2018[b,d]	14,150,947
15,000,000	2.260%, 6/25/2018[b,d]	14,952,097
	Citibank NA
10,000,000	1.890%, 7/18/2018	9,993,038
15,000,000	2.171% (LIBOR 1M + 0.270%), 8/30/2018[e]	14,998,140
17,060,000	2.030% (LIBOR 3M + 0.230%), 11/9/2018[e]	17,070,772
17,095,000	2.542% (LIBOR 3M + 0.340%), 3/20/2019[e]	17,125,816

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Financials (41.3%)[a]	Value
	Citigroup, Inc.
$5,840,000	6.125%, 5/15/2018	$5,848,001
	Commonwealth Bank of Australia
15,000,000	2.097% (LIBOR 1M + 0.200%), 5/10/2018[b,e]	15,001,380
15,000,000	2.087% (LIBOR 1M + 0.190%), 9/10/2018[b,e]	14,993,610
	Cooperatieve Rabobank UA
15,000,000	2.077% (LIBOR 1M + 0.180%), 7/20/2018[e]	15,001,170
10,000,000	2.246% (LIBOR 1M + 0.350%), 10/15/2018[e]	10,002,040
	CRC Funding, LLC
5,000,000	2.310%, 7/3/2018[b,d]	4,981,271
	Dealers Capital Access Trust, LLC
10,000,000	1.920%, 5/16/2018	9,991,760
25,000,000	2.100%, 5/24/2018	24,968,567
14,900,000	2.200%, 6/25/2018	14,853,320
	Fairway Finance Company, LLC
10,000,000	1.990%, 5/10/2018[b,d]	9,995,028
11,738,000	1.870%, 5/18/2018[b,d]	11,727,084
10,000,000	2.020%, 5/22/2018[b,d]	9,988,413
	Glaxosmithkline Finance plc
20,480,000	1.850%, 5/9/2018[b,d]	20,470,876
	HSBC Bank plc
21,700,000	1.500%, 5/15/2018[b]	21,693,406
	HSBC Bank USA NA
7,500,000	2.859% (LIBOR 3M + 0.500%), 10/29/2018[e]	7,490,625
	HSBC USA, Inc.
7,150,000	2.564% (LIBOR 3M + 0.770%), 8/7/2018[e]	7,160,961
	ING (US) Funding, LLC
25,000,000	2.077% (LIBOR 1M + 0.180%), 6/25/2018[d,e]	25,005,350
	ING Bank NV
4,000,000	2.665% (LIBOR 3M + 0.780%), 8/17/2018[b,e]	4,008,377
6,695,000	2.000% , 11/26/2018[b]	6,671,338
	ING Funding, LLC
2,750,000	1.820%, 5/25/2018[d]	2,746,377
2,000,000	1.820%, 5/29/2018[d]	1,996,915
15,000,000	1.830%, 6/13/2018[d]	14,963,517
	J.P. Morgan Chase Bank NA
10,690,000	2.673% (LIBOR 3M + 0.450%), 9/21/2018[e]	10,704,538
	Jupiter Securitization Company, LLC
10,000,000	1.870% , 7/2/2018[b,d]	9,963,285
	Liberty Street Funding, LLC
15,000,000	1.770%, 5/2/2018[b,d]	14,998,575
9,800,000	1.910%, 5/7/2018[b,d]	9,796,646
15,000,000	2.000%, 6/20/2018[b,d]	14,956,841
10,525,000	2.350%, 7/19/2018[b,d]	10,472,211
10,000,000	2.300%, 7/23/2018[b,d]	9,946,473
15,000,000	2.370%, 8/8/2018[b,d]	14,901,333
10,000,000	2.360%, 8/15/2018[b,d]	9,929,261
	LMA Americas, LLC
13,640,000	1.730%, 5/2/2018[b,d]	13,638,704
2,000,000	2.350%, 7/2/2018[b,d]	1,992,668
15,000,000	2.350%, 7/11/2018[b,d]	14,934,900
	Macquarie Bank, Ltd.
25,000,000	1.850%, 5/1/2018[b]	24,998,760
52,565,000	2.038%, 5/21/2018[b]	52,506,557

Principal Amount	Financials (41.3%)[a]	Value
$7,000,000	2.000%, 6/14/2018[b]	$6,982,063
	Marsh & McLennan Companies, Inc.
25,000,000	2.180%, 5/21/2018[b]	24,966,779
	Massachusetts Educational Financing Authority
20,000,000	2.150%, 5/30/2018[d]	19,995,400
17,000,000	2.100%, 6/1/2018[d]	16,993,880
6,500,000	2.180%, 6/1/2018[d]	6,497,985
	MetLife Short Term Funding, LLC
5,000,000	1.800%, 5/16/2018[b,d]	4,995,984
15,000,000	1.860%, 5/21/2018[b,d]	14,983,900
15,000,000	1.900%, 5/22/2018[b,d]	14,983,032
5,000,000	2.000%, 6/1/2018[b,d]	4,991,356
10,000,000	2.000%, 6/5/2018[b,d]	9,980,460
17,500,000	1.700%, 6/7/2018[b,d]	17,463,813
24,100,000	2.181%, 6/15/2018[b,d]	24,039,027
6,800,000	2.200%, 6/21/2018[b,d]	6,780,257
10,000,000	2.250%, 7/16/2018[b,d]	9,952,752
25,000,000	2.240%, 7/30/2018[b,d]	24,852,757
	Metropolitan Life Global Funding I
15,000,000	1.350%, 9/14/2018[b]	14,943,817
	Mitsubishi UFJ Trust & Banking Corporation
21,750,000	2.404%, 8/1/2018[b]	21,619,982
	National Australia Bank, Ltd.
10,000,000	1.900%, 6/14/2018[b]	9,975,625
1,620,000	2.230%, 6/21/2018[b]	1,615,371
40,000,000	2.047% (LIBOR 1M + 0.160%), 8/1/2018[b,e]	39,997,360
10,000,000	2.101% (LIBOR 1M + 0.200%), 10/29/2018[b,e]	9,996,030
	Natixis NY
20,000,000	2.370%, 7/31/2018	20,003,660
1,000,000	2.420%, 8/16/2018	992,968
	Natixis SA
10,000,000	2.248% (LIBOR 1M + 0.350%), 9/26/2018[e]	9,999,150
	Nederlandse Waterschapsbank NV
20,000,000	1.770%, 5/2/2018[b]	19,997,979
20,000,000	1.920%, 5/17/2018[b]	19,981,971
11,490,000	1.910%, 5/24/2018[b]	11,475,301
20,000,000	1.940%, 5/29/2018[b]	19,969,341
25,000,000	2.150%, 7/23/2018[b]	24,874,233
	New York Life Global Funding
12,000,000	2.505% (LIBOR 3M + 0.180%), 7/6/2018[b,e]	12,005,406
	Nieuw Amsterdam Receivables Corporation
10,000,000	2.000%, 5/31/2018[b,d]	9,983,260
1,155,000	2.500%, 8/13/2018[b,d]	1,147,013
	Nordea Bank AB
15,338,000	1.625%, 5/15/2018[b]	15,335,853
1,755,000	2.200%, 7/24/2018	1,746,186
	Old Line Funding, LLC
20,000,000	1.850%, 6/20/2018[b,d]	19,942,455
25,000,000	2.050%, 6/22/2018[b,d]	24,924,917
25,000,000	2.350%, 8/3/2018[b,d]	24,844,636
	PNC Bank NA
12,325,000	1.600%, 6/1/2018	12,317,605
10,820,000	1.850%, 7/20/2018	10,806,674
25,000,000	2.435% (LIBOR 3M + 0.400%), 12/7/2018[e]	25,049,858
	Pricoa Global Funding I
11,331,000	1.600%, 5/29/2018[b]	11,324,939

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Financials (41.3%)[a]	Value
	Pricoa Short Term Funding, LLC
$7,000,000	1.950%, 5/22/2018[b]	$6,992,013
10,000,000	1.820%, 6/20/2018[b]	9,971,511
5,000,000	2.100%, 6/29/2018[b]	4,982,917
25,000,000	2.250%, 7/18/2018[b]	24,877,824
25,000,000	2.330%, 9/12/2018[b]	24,774,156
	Simon Property Group, LP
20,000,000	1.760%, 5/14/2018[b]	19,985,891
	Skandinaviska Enskilda Banken AB
15,000,000	2.208% (LIBOR 1M + 0.310%), 11/20/2018[e]	15,000,180
	Societe Generale SA
10,000,000	2.230%, 7/31/2018[b]	9,941,606
2,100,000	2.400%, 8/31/2018[b]	2,083,110
	Sumitomo Mitsui Banking Corporation
4,475,000	2.170%, 7/23/2018[b]	4,451,840
10,000,000	2.228% (LIBOR 1M + 0.330%), 10/26/2018[e]	9,999,880
	Suncorp-Metway, Ltd.
4,550,000	2.000%, 6/14/2018[b]	4,538,511
8,650,000	2.080%, 7/23/2018[b]	8,605,435
5,250,000	2.350%, 7/26/2018[b]	5,221,846
15,000,000	2.520%, 10/16/2018[b]	14,821,494
	Svenska Handelsbanken NY
15,000,000	2.056% (LIBOR 1M + 0.160%), 5/17/2018[e]	15,001,860
	Swedbank AB
15,000,000	1.820%, 6/18/2018	14,963,250
	Thunder Bay Funding, LLC
25,000,000	2.220%, 7/13/2018[b,d]	24,888,127
25,000,000	2.400%, 7/30/2018[b,d]	24,854,463
25,000,000	2.350%, 8/2/2018[b,d]	24,848,947
	Toronto-Dominion Bank
10,000,000	2.101% (LIBOR 1M + 0.200%), 8/28/2018[b,e]	9,996,590
15,000,000	2.247% (LIBOR 1M + 0.350%), 10/16/2018[b,e]	15,004,125
10,000,000	2.131% (LIBOR 1M + 0.230%), 11/30/2018[b,e]	9,995,690
10,000,000	2.147% (LIBOR 1M + 0.250%), 1/11/2019[b,e]	9,996,030
	Toronto-Dominion Bank NY
10,000,000	2.096% (LIBOR 1M + 0.200%), 8/17/2018[e]	9,998,240
10,000,000	2.525% (LIBOR 3M + 0.170%), 4/17/2019[e]	10,005,656
	Toronto-Dominion Holdings USA, Inc.
25,000,000	1.900%, 5/4/2018[b]	24,995,197
	Travelers Companies, Inc.
14,975,000	5.800%, 5/15/2018	14,994,269
	U.S. Bank NA
25,000,000	2.038% (LIBOR 1M + 0.140%), 7/23/2018[e]	24,998,950
10,000,000	2.160%, 8/27/2018	9,999,128
14,410,000	2.094% (LIBOR 3M + 0.150%), 5/24/2019[e]	14,417,604
	U.S. Bank NA Ohio
25,000,000	2.081% (LIBOR 1M + 0.180%), 8/27/2018[e]	24,987,163
	Victory Receivables Corporation
5,000,000	1.780%, 5/1/2018[b,d]	4,999,764
15,000,000	1.900%, 5/9/2018[b,d]	14,993,325
10,000,000	1.970%, 5/16/2018[b,d]	9,991,769

Principal Amount	Financials (41.3%)[a]	Value
	Wells Fargo Bank NA
$15,000,000	2.078% (LIBOR 1M + 0.200%), 7/5/2018[e]	$15,003,195
8,010,000	1.550% , 7/10/2018	8,001,639
20,000,000	2.098% (LIBOR 1M + 0.200%), 8/1/2018[e]	20,000,320
15,000,000	2.218% (LIBOR 1M + 0.320%), 10/26/2018[e]	15,001,215
	Westpac Banking Corporation
16,480,000	1.550%, 5/25/2018	16,474,079
5,000,000	2.300%, 8/10/2018[b]	4,968,975
10,000,000	2.087% (LIBOR 1M + 0.190%), 8/20/2018[b,e]	9,997,830
15,000,000	2.081% (LIBOR 1M + 0.190%), 9/6/2018[b,e]	14,994,075
15,000,000	2.087% (LIBOR 1M + 0.190%), 9/10/2018[b,e]	14,993,670
15,000,000	2.090% (LIBOR 1M + 0.190%), 9/27/2018[b,e]	14,991,765
10,000,000	2.200% (FEDL 1M + 0.500%), 2/22/2019[b,e]	9,999,978
15,000,000	2.205% (LIBOR 3M + 0.180%), 2/27/2019[b,e]	15,024,870

	Total	2,197,491,840

Principal Amount	Foreign (8.9%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
15,000,000	1.790%, 5/2/2018[b]	14,998,677
5,000,000	1.870%, 5/14/2018[b]	4,996,652
25,000,000	1.920%, 7/18/2018[b]	24,881,774
	Caisse des Depots et Consignations
10,000,000	2.190%, 7/6/2018[b]	9,959,781
15,000,000	2.180%, 7/11/2018[b]	14,934,720
15,000,000	2.220%, 8/16/2018[b]	14,899,110
	Erste Abwicklungsanstalt
15,000,000	1.760%, 5/8/2018[b]	14,994,147
35,000,000	1.760%, 5/10/2018[b]	34,982,801
10,000,000	1.770%, 5/11/2018[b]	9,994,576
10,000,000	2.090%, 5/29/2018[b]	9,984,372
10,000,000	2.200%, 6/21/2018[b]	9,970,389
10,000,000	2.290%, 7/20/2018[b]	9,949,667
10,000,000	2.030%, 7/25/2018[b]	9,945,724
10,000,000	2.270%, 7/31/2018[b]	9,941,146
10,000,000	2.084% (LIBOR 1M + 0.190%), 10/12/2018[b,e]	9,994,670
	Kells Funding, LLC
4,500,000	1.850%, 5/7/2018[b,d]	4,498,495
35,000,000	1.856%, 5/14/2018[b,d]	34,975,636
15,000,000	2.070%, 5/15/2018[b,d]	14,988,750
10,000,000	2.090%, 5/31/2018[b,d]	9,983,260
10,000,000	2.180%, 6/14/2018[b,d]	9,974,938
10,000,000	2.280%, 6/29/2018[b,d]	9,965,500
10,000,000	2.300%, 7/11/2018[b,d]	9,956,680
10,000,000	2.260%, 7/18/2018[b,d]	9,951,239
15,000,000	2.250%, 7/20/2018[b,d]	14,924,468
25,000,000	2.240%, 7/25/2018[b,d]	24,863,953
	KFW
15,000,000	1.700%, 5/7/2018[b,d]	14,995,179
10,000,000	2.080%, 6/11/2018[b,d]	9,978,242
15,000,000	2.160%, 7/9/2018[b,d]	14,941,287
25,000,000	2.170%, 7/10/2018[b,d]	24,900,354
10,000,000	2.050%, 7/12/2018[b,d]	9,958,694
35,000,000	2.089%, 7/25/2018[b,d]	34,820,905
15,000,000	2.190%, 8/24/2018[b,d]	14,894,053

	Total	472,999,839

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Principal Amount	Technology (1.7%)[a]	Value
	Apple, Inc.
$20,329,000	2.037% (LIBOR 3M + 0.250%), 5/3/2018[e]	$20,329,169
4,450,000	1.670%, 6/11/2018[b]	4,440,437
1,300,000	1.680%, 6/18/2018[b]	1,296,707
	Cisco Systems, Inc.
30,968,000	2.435% (LIBOR 3M + 0.310%), 6/15/2018[e]	30,984,795
	IBM Credit, LLC
20,000,000	1.920%, 6/6/2018[b,d]	19,961,376
	Intel Corporation
5,700,000	1.860%, 5/1/2018[b]	5,699,731
	Oracle Corporation
7,810,000	2.928% (LIBOR 3M + 0.580%), 1/15/2019[e]	7,833,999

	Total	90,546,214

Principal Amount	Transportation (1.4%)[a]	Value
	Canadian National Railway Company
9,870,000	5.550%, 5/15/2018[d]	9,880,888
25,250,000	2.079%, 6/11/2018[b,d]	25,192,556
15,000,000	2.000%, 6/12/2018[b,d]	14,964,973
15,000,000	2.000%, 6/21/2018[b,d]	14,956,667
8,060,000	2.150%, 7/5/2018[b,d]	8,029,264

	Total	73,024,348

Principal Amount	U.S. Municipals (1.6%)[a]	Value
	State of California
15,000,000	1.960%, 5/2/2018[d]	15,000,150
10,000,000	1.940%, 5/24/2018[d]	10,000,300
3,000,000	1.950%, 6/5/2018[d]	3,000,120
8,160,000	2.080%, 6/5/2018[d]	8,156,736
15,000,000	2.050%, 6/12/2018[d]	14,999,400
10,000,000	2.180%, 6/13/2018[d]	9,996,700
	State of Tennessee
25,000,000	2.030%, 6/14/2018[d]	24,998,500

	Total	86,151,906

Principal Amount	Utilities (5.4%)[a]	Value
	American Electric Power Company, Inc.
10,000,000	2.450%, 5/15/2018[b]	9,990,625
	Arizona Public Service Company
11,450,000	2.150%, 5/7/2018	11,445,503
	Berkshire Hathaway Energy Company
7,000,000	2.200%, 5/2/2018[b]	6,999,156
16,980,000	2.200%, 5/3/2018[b]	16,976,922
10,000,000	2.250%, 5/7/2018[b]	9,995,722
	CenterPoint Energy, Inc.
5,900,000	2.100%, 5/1/2018[b]	5,899,646
	Duke Energy Corporation
15,000,000	2.200%, 5/8/2018[b]	14,992,647
10,000,000	2.350%, 5/9/2018[b]	9,994,467
5,000,000	2.340%, 5/10/2018[b]	4,996,918
8,000,000	2.160%, 5/17/2018[b]	7,991,466

Principal Amount	Utilities (5.4%)[a]	Value
	Florida Power & Light Company
$22,000,000	2.300%, 6/14/2018	$21,939,088
25,000,000	2.400%, 6/18/2018	24,923,948
15,000,000	2.340%, 6/19/2018	14,953,333
	ITC Holdings Corporation
10,000,000	2.300%, 5/10/2018[b]	9,993,836
	Oncor Electric
15,000,000	2.250%, 5/29/2018[b]	14,971,918
25,000,000	2.350%, 6/26/2018[b]	24,902,427
	PPL Capital Funding, Inc.
22,000,000	2.326%, 5/3/2018[b,d]	21,996,013
8,298,000	2.200%, 5/14/2018[b,d]	8,290,759
	Southern Company
15,000,000	2.280%, 5/3/2018[b]	14,997,281
17,477,000	2.250%, 5/9/2018[b]	17,467,331
	Xcel Energy, Inc.
15,000,000	2.180%, 5/14/2018[b]	14,986,910

	Total	288,705,916

	Total Investments (cost $5,373,629,216) 101.0%	$5,373,330,523

	Other Assets and Liabilities, Net (1.0)%	(51,739,866)

	Total Net Assets 100.0%	$5,321,590,657

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of April 30, 2018, the value of these investments was $3,681,109,324 or 69.2% of total net assets.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	Denotes variable rate securities. The rate shown is as of April 30, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Definitions:
Ser. - Series

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

SHORT-TERM RESERVE FUND

Schedule of Investments as of April 30, 2018

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$238,171
Gross unrealized depreciation	(536,864)

Net unrealized appreciation (depreciation)	($298,693)

Cost for federal income tax purposes	$5,373,629,216

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2018, in valuing Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	421,814,758	–	421,814,758	–
Basic Materials	83,611,520	–	83,611,520	–
Capital Goods	175,996,203	–	175,996,203	–
Communications Services	242,879,878	–	242,879,878	–
Consumer Cyclical	259,881,024	–	259,881,024	–
Consumer Non-Cyclical	712,812,906	–	712,812,906	–
Energy	267,414,171	–	267,414,171	–
Financials	2,197,491,840	–	2,197,491,840	–
Foreign	472,999,839	–	472,999,839	–
Technology	90,546,214	–	90,546,214	–
Transportation	73,024,348	–	73,024,348	–
U.S. Municipals	86,151,906	–	86,151,906	–
Utilities	288,705,916	–	288,705,916	–

Total Investments at Value	$5,373,330,523	$–	$5,373,330,523	$–

There were no significant transfers between Levels during the period ended April 30, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

THRIVENT CORE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2018 (unaudited)	Emerging Markets Debt Fund	International Equity Fund	Low Volatility Equity Fund	Short-Term Reserve Fund

Assets
Investments at cost	$660,325,667	$861,894,255	$825,911,638	$5,373,629,216
Investments in unaffiliated securities at value (#)	625,247,073	853,834,574	819,479,838	5,373,330,523
Investments in affiliated securities at value	5,317,511	18,258,152	414,037	–
Cash	–	113 (a)	–	–
Dividends and interest receivable	7,334,483	4,970,095	517,017	5,563,054
Prepaid expenses	9,072	8,815	10,191	19,450
Prepaid trustee fees	1,053	1,053	1,057	1,053
Receivable for:
Investments sold	7,250,058	2,468,154	–	–
Fund shares sold	723,645	–	–	–
Total Assets	645,882,895	879,540,956	820,422,140	5,378,914,080

Liabilities
Distributions payable	2,269,925	–	–	8,698,516
Accrued expenses	47,994	175,732	110,680	91,224
Cash overdraft	–	–	–	21,574
Payable for:
Investments purchased	2,484,767	3,977,486	–	48,500,000
Return of collateral for securities loaned	–	15,455,901	–	–
Administrative service fees	16,626	20,100	19,513	7,500
Transfer agent fees	2,500	2,500	2,500	2,500
Director deferred compensation	561	550	261	2,109
Commitments and contingent liabilities^	–	–	–	–
Total Liabilities	4,822,373	19,632,269	132,954	57,323,423

Net Assets
Capital stock (beneficial interest)	672,433,909	839,602,517	825,000,499	5,321,909,912
Accumulated undistributed net investment income/(loss)	95,407	10,599,353	2,191,229	4,662
Accumulated undistributed net realized gain/(loss)	(1,707,711)	(398,387)	(884,779)	(25,224)
Net unrealized appreciation/(depreciation) on:
Investments	(29,761,083)	10,198,471	(6,017,763)	(298,693)
Foreign currency transactions	–	(93,267)	–	–
Total Net Assets	$641,060,522	$859,908,687	$820,289,186	$5,321,590,657
Shares of beneficial interest outstanding	68,175,116	83,877,073	82,864,125	532,191,457
Net asset value per share	$9.40	$10.25	$9.90	$10.00
(#) Includes securities on loan of	$–	$14,631,079	$–	$–

(a)	Includes foreign currency holdings of $113 (cost $113).
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

STATEMENT OF OPERATIONS

For the six months ended April 30, 2018 (unaudited)	Emerging Markets Debt Fund	International Equity Fund(a)	Low Volatility Equity Fund(b)	Short-Term Reserve Fund
Investment Income
Dividends	$–	$12,233,872	$2,310,180	$–
Interest	10,673,631	36,012	29,208	41,570,678
Affiliated income from securities loaned, net	1,045	108,013	–	–
Income from affiliated investments	50,274	38,879	8,982	–
Non cash income	–	919,508	–	–
Foreign tax withholding	–	(1,389,934)	–	–
Total Investment Income	10,724,950	11,946,350	2,348,370	41,570,678

Expenses
Administrative service fees	84,253	96,463	35,235	45,000
Amortization of offering costs	5,686	2,341	1,121	–
Audit and legal fees	13,078	14,193	5,784	24,228
Custody fees	7,040	94,718	2,037	75,538
Insurance expenses	2,666	2,145	885	12,597
Printing and postage expenses	150	1,675	1,367	1,270
SEC and state registration expenses	30,655	104,531	102,712	–
Transfer agent fees	15,000	15,000	5,000	15,000
Directors’ fees	3,737	3,414	1,188	3,790
Pricing service fees	–	–	–	40,818
Other expenses	3,877	11,200	1,812	4,265
Total Expenses Before Reimbursement	166,142	345,680	157,141	222,506

Total Net Expenses	166,142	345,680	157,141	222,506

Net Investment Income/(Loss)	10,558,808	11,600,670	2,191,229	41,348,172
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(1,707,784)	(75,840)	(884,779)	(25,222)
Distributions of realized capital gains from affiliated investments	73	48	–	–
Net increase from payments by affiliates	–	76,217 *	–	–
Foreign currency transactions	–	(398,812)	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	(24,819,408)	10,198,471	(6,017,763)	(161,570)
Foreign currency transactions	–	(93,267)	–	–

Net Realized and Unrealized Gains/(Losses)	(26,527,119)	9,706,817	(6,902,542)	(186,792)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(15,968,311)	$21,307,487	$(4,711,313)	$41,161,380

*	Net increase from payment from affiliate. Additional information can be found in the accompanying Notes to Financial Statements.
(a)	For the period from November 14, 2017 (inception) through April 30, 2018.
(b)	For the period from February 28, 2018 (inception) through April 30, 2018.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Emerging Markets Debt Fund		International Equity Fund
For the periods ended	4/30/2018 (unaudited)	10/31/2017(a)	4/30/2018 (unaudited)(b)
Operations
Net investment income/(loss)	$10,558,808	$1,945,176	$11,600,670
Net realized gains/(losses)	(1,707,711)	(17,955)	(398,387)
Change in net unrealized appreciation/(depreciation)	(24,819,408)	(4,941,675)	10,105,204
Net Change in Net Assets Resulting From Operations	(15,968,311)	(3,014,454)	21,307,487
Distributions to Shareholders
From net investment income	(10,486,366)	(1,904,256)	(1,001,317)
Total Distributions to Shareholders	(10,486,366)	(1,904,256)	(1,001,317)

Capital Stock Transactions
Sold	120,829,402	426,772,907	838,700,000
Distributions reinvested	–	–	1,001,317
In-kind contributions	124,931,300	–	–
Redeemed	–	(99,700)	(98,800)
Total Capital Stock Transactions	245,760,702	426,673,207	839,602,517

Net Increase/(Decrease) in Net Assets	219,306,025	421,754,497	859,908,687
Net Assets, Beginning of Period	421,754,497	–	–
Net Assets, End of Period	$641,060,522	$421,754,497	$859,908,687
Accumulated Undistributed Net Investment Income/(Loss)	$95,407	$22,965	$10,599,353

Capital Stock Share Transactions
Sold	12,288,463	42,773,617	83,788,324
Distributions reinvested	–	–	98,749
In-kind contributions	13,123,036	–	–
Redeemed	–	(10,000)	(10,000)

Total Capital Stock Share Transactions	25,411,499	42,763,617	83,877,073

(a)	For the period from September 5, 2017 (inception) through October 31, 2017.
(b)	For the period from November 14, 2017 (inception) through April 30, 2018.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

STATEMENT OF CHANGES IN NET ASSETS – CONTINUED

	Low Volatility
	Equity Fund	Short-Term Reserve Fund
	4/30/2018	4/30/2018
For the periods ended	(unaudited)(a)	(unaudited)	10/31/2017
Operations
Net investment income/(loss)	$2,191,229	$41,348,172	$57,864,605
Net realized gains/(losses)	(884,779)	(25,222)	77,715
Change in net unrealized appreciation/(depreciation)	(6,017,763)	(161,570)	(1,903,290)
Net Change in Net Assets Resulting From Operations	(4,711,313)	41,161,380	56,039,030
Distributions to Shareholders
From net investment income	–	(41,348,172)	(57,864,605)
From net realized gains	–	(60,502)	–
Total Distributions to Shareholders	–	(41,408,674)	(57,864,605)
Capital Stock Transactions
Sold	825,099,999	6,481,059,207	10,504,705,250
Redeemed	(99,500)	(6,147,430,054)	(10,277,162,836)
Total Capital Stock Transactions	825,000,499	333,629,153	227,542,414

Net Increase/(Decrease) in Net Assets	820,289,186	333,381,859	225,716,839
Net Assets, Beginning of Period	–	4,988,208,798	4,762,491,959
Net Assets, End of Period	$820,289,186	$5,321,590,657	$4,988,208,798
Accumulated Undistributed Net Investment Income/(Loss)	$2,191,229	$4,662	$4,662

Capital Stock Share Transactions
Sold	82,874,125	648,105,920	1,050,470,525
Redeemed	(10,000)	(614,743,005)	(1,027,716,284)

Total Capital Stock Share Transactions	82,864,125	33,362,915	22,754,241

(a)	For the period from February 28, 2018 (inception) through April 30, 2018

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

1) ORGANIZATION

Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is divided into four separate series, each with its own investment objective and policies (each, a “Fund”). The four series of the Trust are Thrivent Core Emerging Markets Debt Fund, which is non-diversified, and Thrivent Core International Equity Fund, Thrivent Core Low Volatility Equity Fund, and Thrivent Core Short-Term Reserve Fund, which are diversified. Thrivent Core Short-Term Reserve Fund serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund, Inc. Thrivent Core International Equity Fund was incepted on November 14, 2017, while Thrivent Core Low Volatility Equity Fund was incepted on February 28, 2018.

The Funds are each an investment company which follows the accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the investment adviser, Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Delaware as well as certain foreign countries. As of April 30, 2018, open U.S. Federal, Minnesota, Wisconsin and Delaware tax years include tax years ended October 31, 2016 through 2017. The Funds have no examinations in progress and none are expected at this time.

As of April 30, 2018, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.

(F) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Emerging Markets Debt Fund are declared and distributed monthly. Dividends of International Equity Fund and Low Volatility Equity Fund are declared and distributed annually. Dividends from Short-Term Reserve Fund are declared daily

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(G) Derivative Financial Instruments – Certain Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Certain Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
International Equity Securities Lending	15,455,901	–	15,455,901	14,631,079	–	–	824,822	^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

(H) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”) pursuant to which GSAL provides securities lending services. The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% for U.S. securities and 105% for non-U.S. securities of the market value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of April 30, 2018, the value of securities on loan is as follows:

Fund	Securities on Loan
International Equity	$14,631,079

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

(I) When-Issued and Delayed Delivery Transactions – The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(J) Repurchase Agreements – The Funds may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Funds could incur a loss due to a drop in the value of the security during the time it takes the Funds to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2018, the Funds did not engage in this type of investment.

(K) Credit Risk – Certain Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(L) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(M) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(N) Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for Emerging Markets Debt Fund, International Equity Fund and Low Volatility Equity Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(O) Recent Accounting Pronouncements —

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statement amounts and footnote disclosures.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

(P) In-kind Contributions – During March 2018, the Thrivent Core Emerging Markets Debt Fund received an in-kind contribution which consisted of $124,931,300 in securities. As a result of the in-kind contribution, Thrivent Core Emerging Markets Debt Fund issued 13,123,036 shares at a $9.52/share net asset value. The in-kind amounts and shares issued are included in the Capital Stock Transactions of the Statement of Changes in Net Assets for Thrivent Core Emerging Markets Debt Fund. These in-kind transactions were conducted at market value. The transactions were as follows:

Contributing Fund/Portfolio	Shares Issued	In-kind Amount
Balanced Income Plus Fund	1,120,664	$10,668,722
Balanced Income Plus Portfolio	1,298,780	$12,364,385
Diversified Income Plus Fund	1,577,662	$15,019,338
Diversified Income Plus Portfolio	1,289,457	$12,275,624
Growth and Income Plus Fund	123,308	$1,173,896
Growth and Income Plus Portfolio	140,246	$1,335,143
Opportunity Income Plus Fund	6,361,609	$60,562,521
Opportunity Income Plus Portfolio	1,211,310	$11,531,671

Totals	13,123,036	$124,931,300

(Q) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Fees – The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fixed fee plus percentage of net assets to the Adviser. These fees are accrued daily and paid monthly. For the six months ended April 30, 2018, the Adviser received aggregate fees for administrative and accounting personnel and services of $260,951 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferral plan. The value of each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Their fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those trustees not participating in the above plan received $10,841 in fees from the Trust during the six months ended

April 30, 2018. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(B) Indirect Expenses – The Funds may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Funds’ expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(C) Interfund Lending – The Funds may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. The exemptive order permits the Funds to borrow cash for temporary purposes from other Thrivent Funds. For the period ended April 30, 2018, no Funds borrowed cash through the interfund lending program.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2018, the tax-basis balance has not yet been determined.

THRIVENT CORE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

(unaudited)

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended April 30, 2018, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Emerging Markets Debt	$169,179	$46,355
International Equity	1,069,507	225,738
Low Volatility Equity	867,141	40,759
Short-Term Reserve	667,640	827,888

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Emerging Markets Debt	$9,004	$9,019

(6) RELATED PARTY TRANSACTIONS

As of April 30, 2018, related parties held 100% of the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.

(7) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(8) PAYMENTS BY AFFILIATES

During the period ended April 30, 2018 the Adviser reimbursed International Equity Fund for a trade error. The amount of this reimbursement is reflected in the Net increase from payments by affiliates of the Statement of Operations.

(9) MARKET RISK

Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry. As of April 30, 2018, the following Funds had portfolio concentration greater than 25% in certain sectors.

Fund	Sector	% of Total Net Assets
Core Emerging Market Debt	Foreign Government	95.5%
Core Short-Term Reserve	Financials	41.3%

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THRIVENT CORE FUNDS

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
EMERGING MARKETS DEBT FUND
Period Ended 4/30/2018 (unaudited)	$9.86	$0.19	$(0.46)	$(0.27)	$(0.19)	$–
Year Ended 10/31/2017 (c)	10.00	0.05	(0.14)	(0.09)	(0.05)	–
INTERNATIONAL EQUITY FUND
Period Ended 4/30/2018 (unaudited)(d)	10.00	0.14	0.12	0.26	(0.01)	–
LOW VOLATILITY EQUITY FUND
Period Ended 4/30/2018 (unaudited)(e)	10.00	0.03	(0.13)	(0.10)	–	–
SHORT-TERM RESERVE FUND
Period Ended 4/30/2018 (unaudited)	10.00	0.08	0.00	0.08	(0.08)	0.00
Year Ended 10/31/2017	10.00	0.11	0.00	0.11	(0.11)	–
Year Ended 10/31/2016 (f)	10.00	0.03	0.00	0.03	(0.03)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

(c)	Since inception, September 5, 2017.

(d)	Since inception, November 14, 2017.

(e)	Since inception, February 28, 2018.

(f)	Since inception, May 2, 2016.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	**Portfolio Turnover Rate
$ (0.19)	$9.40	(2.82)%	$641.1	0.06%	4.07%	0.06%	4.07%	11%
(0.05)	9.86	(0.94)%	421.8	0.21%	3.48%	0.21%	3.48%	0%
(0.01)	10.25	2.63%	859.9	0.10%	3.41%	0.10%	3.41%	35%
–	9.90	(1.00)%	820.3	0.12%	1.74%	0.12%	1.74%	7%
(0.08)	10.00	0.83%	5,321.6	0.01%	1.68%	0.01%	1.68%	103%
(0.11)	10.00	1.12%	4,988.2	0.01%	1.11%	0.01%	1.11%	143%
(0.03)	10.00	0.32%	4,762.5	0.01%	0.67%	0.01%	0.67%	31%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 800-847-4836. The Trust’s Forms N-Q also are available at se c.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At its meeting on November 14-15, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Core Funds (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for the Thrivent Core Short-Term Reserve Fund (the “Fund”). The Trust was designed to provide shareholders of other Thrivent funds with certain benefits, including a reduction of operational complexities associated with investing in various asset classes. The series of the Trust are only available to other funds and accounts managed by the Adviser or its affiliates.

At the Meeting, the Board, including the Independent Trustees, also considered and voted unanimously to approve an amendment to the Advisory Agreement (the “Amended Advisory Agreement”) between the Trust and the Adviser for the addition of Thrivent Core Low Volatility Equity Fund (the “New Fund”) for an initial term of two years.

In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the Fund in relation to other Thrivent funds, as well as the following:

1.	The nature, extent, and quality of the services provided by the Adviser;

2.	Investment performance;

3.	The cost of services provided and profit realized by the Adviser;

4.	Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and

5.	Any other factors that the Board deemed relevant to its consideration.

With respect to the New Fund, the Board also considered many of the factors listed above to the extent such factor was applicable in the context of an approval of the Amended Advisory Agreement for the New Fund. Accordingly, the Board considered:

ADDITIONAL INFORMATION

(unaudited)

1.	The nature, extent and quality of services the Adviser proposes to provide to the New Fund;

2.	Any other benefits anticipated to be derived by the Adviser or its affiliates from their relationships with the Trust with respect to the New Fund; and

3.	Any other factors that the Board deemed relevant to its consideration.

The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 23 to November 14, 2017 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included a statistical comparison of the net operating expenses of the Fund in comparison to a peer group of comparable funds; information with respect to services provided to the Fund and associated fees charged, including fees for transfer agent and administrative services; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Fund; and information regarding the types of services furnished to the Fund, the personnel providing the services, including investment management, compliance and administrative personnel. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year.

The Board also received information from the Adviser on two occasions from October 31 to November 14, 2017 with respect to the New Fund.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider approval of the Amended Advisory Agreement for the New Fund and the reapproval of the Advisory Agreement for the Fund. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Fund by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Fund. During the renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the Adviser’s portfolio managers overseeing or proposed to oversee investments for the Fund. The Board also considered similar information with respect to the services to be provided to the New Fund pursuant to the Amended Advisory Agreement.

The Board received reports at each of its quarterly meetings from the Adviser’s Head of Equity Investments and one or more of the Head of Fixed Income Funds, the Chief Investment Strategist, and Senior Portfolio Management – Fixed Income, as supplemented by the Adviser’s Chief Investment Officer, who was also present at all of the meetings. At the quarterly meetings, the Adviser’s Head of Equity Investments, Head of Fixed Income Funds or Senior Portfolio Management – Fixed Income presented information about the Fund and other series of the Trust (collectively, the “Funds”). The Board received presentations or additional information from the Adviser regarding the Adviser’s equity fundamental research, emerging markets debt and Systematic Alpha teams. These reports and presentations gave the Board the opportunity to evaluate the portfolio managers’ abilities and the quality of services provided, or for Funds not yet launched, that would be provided, to the Funds. The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the CCO met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.

The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing its portfolio management team of the

ADDITIONAL INFORMATION

(unaudited)

Fund. In addition, the Adviser explained how its investments in technology and personnel have benefitted or would benefit the Funds and discussed continued investments in these resources. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Advisory Agreement. The Board also concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the New Fund by the Adviser supported approval of the Amended Advisory Agreement.

Performance of the Funds

The Board noted the Fund’s short operational history and considered whether the Fund has operated within its investment objective, which is to seek a high level of current income consistent with liquidity and the preservation of capital. In this regard, the Board reviewed security-type and yield information and considered the Adviser’s opinion that, in its view, the Fund could withstand events that were reasonably likely to occur within the next twelve-month period. At quarterly meetings, the Adviser’s Head of Equity Investments, Head of Fixed Income Funds or Senior Portfolio Management – Fixed Income reviewed with the Board the economic and market environment and risk management in connection with the management of the Fund and other Thrivent funds. The Board noted that the Fund is designed to offer a sweep option for other investment companies and accounts managed by the Adviser or its affiliates and ultimately enhance the performance of those investment companies and accounts.

The New Fund had not commenced operations prior to the Meeting. Accordingly, the New Fund did not yet have an investment performance record. The Trustees also concluded that it was appropriate to consider the New Fund’s investment performance in connection with future reviews of the Amended Advisory Agreement.

Advisory Fees and Fund Expenses

The Board noted that the Adviser does not charge an advisory fee to the Funds, nor did the Adviser propose to charge an advisory fee to the New Fund. The Board reviewed information provided by the Adviser regarding custodial, administrative, transfer agent and other non-advisory fees and expenses. On the basis of its review, the Board concluded that continuing to not charge an advisory fee to the Funds for investment management services was reasonable.

Cost of Services and Profitability

The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Fund. The Board considered that the Adviser makes no profit under the Advisory Agreement and concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

With respect to the New Fund, the Board considered that the Adviser would bear all costs to launch the New Fund. The Board did not consider the Adviser’s anticipated profitability with regard to the New Fund. The Board determined that it would have opportunity to consider profitability information in connection with future reviews of the Amended Advisory Agreement.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Funds, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Funds. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement. The Board, including the Independent Trustees voting separately, approved the Amended Advisory Agreement with respect to the New Fund for an initial term of two years.

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This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the

current prospectus for Thrivent Core Funds, which contains more complete information about the Trust, including investment

objectives, risks, charges and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2018	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2018	By:	/s/ David S. Royal
David S. Royal
President

Date: June 28, 2018	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer